UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07454

Pacific Capital Funds

(Exact name of registrant as specified in charter)

3435 Stelzer Rd.	43219
(Address of principal executive offices)	(Zip code)

BISYS Fund Services, 3435 Stelzer Rd. Columbus, OH	43219
(Name and address of agent for service)

Registrant’s telephone number, including area code: 614-470-8000

Date of fiscal year end: 07/31

Date of reporting period: 10/31/06

Item 1.	Schedule of Investments.

PACIFIC CAPITAL FUNDS

New Asia Growth Fund

Schedule of Portfolio Investments	October 31, 2006
(Unaudited)

Shares	Security Description	Value
Common Stocks (98.0%):
China (8.4%):
Consumer Discretionary (3.2%):
1,187,000	China Resources Enterprise Ltd.	$2,750,492

Energy (1.2%):
586,000	China Shenhua Energy Co. Ltd.	1,030,833

Financials (1.5%):
561,000	China Merchants Bank Co. Ltd., Class H (b)	875,762
136,500	Ping An Insurance Co. of China Ltd. (Group)	474,793

		1,350,555

Telecommunications (2.5%):
5,964,000	China Telecom Corp., Ltd. Class H	2,247,035

		7,378,915

Hong Kong (24.5%):
Consumer Discretionary (7.7%):
298,000	Cheung Kong Holdings Ltd.	3,241,839
605,200	Li & Fung Ltd.	1,583,682
536,000	Shangri-La Asia Ltd.	1,163,434
270,500	Yue Yuen Industrial Holdings Ltd.	819,149

		6,808,104

Energy (2.9%):
3,082,500	CNOOC Ltd.	2,592,302

Financials (4.2%):
642,000	Hang Lung Group Ltd.	1,639,528
3,732	Standard Chartered PLC	105,193
198,000	Wing Hang Bank Ltd.	1,924,827

		3,669,548

Industrials (6.2%):
1,301,500	Johnson Electric Holdings Ltd.	1,025,910
262,242	Kerry Properties Ltd.	967,807
270,000	Lung Kee (Bermuda) Holdings Ltd.	131,238
98,000	Swire Pacific Ltd., Class A	1,035,233
622,500	Swire Pacific Ltd., Class B	1,202,303
796,000	Techtronic Industries Co. Ltd.	1,127,975

		5,490,466

Real Estate Investment Trust (0.7%):
293,500	Link REIT	603,855

Utilities (2.8%):
1,093,000	Hong Kong & China Gas Co. Ltd.	2,504,566

		21,668,841

India (2.2%):
Financials (1.3%):
16,500	HDFC Bank Ltd., ADR	1,142,790

Information Technology (0.9%):
14,500	Infosys Technologies Ltd., ADR	755,450

		1,898,240

Indonesia (1.1%):
Consumer Discretionary (1.1%):
636,500	PT Astra International, Inc.	936,235

Malaysia (9.6%):
Consumer Discretionary (4.1%):
633,900	Astro All Asia Networks PLC	864,646

270,500	Genting Berhad	1,981,889
233,200	Tanjong PLC	772,862

		3,619,397

Consumer Staples (3.6%):
676,700	IOI Corp. Berhad	3,187,959

Financials (1.9%):
884,300	Bumiputra-Commerce Holdings Berhad	1,671,233

		8,478,589

Philippines (3.4%):
Financials (1.3%):
112,408	Ayala Corp.	1,106,022

Telecommunications (2.1%):
15,422	Philippine Long Distance Telephone Co.	730,842
23,700	Philippine Long Distance Telephone Co., ADR	1,128,357

		1,859,199

		2,965,221

Singapore (14.0%):
Consumer Staples (3.5%):
1,097,000	Fraser & Neave Ltd.	3,129,252

Financials (5.2%):
130,000	Great Eastern Holdings Ltd.	1,386,444
716,346	Oversea-Chinese Banking Corp. Ltd.	3,221,601

		4,608,045

Industrials (4.8%):
415,000	Keppel Corp. Ltd.	4,212,656

Telecommunications (0.5%):
318,857	StarHub Ltd.	456,827

		12,406,780

South Korea (16.1%):
Construction (1.1%):
12,509	GS Engineering & Construction Corp.	973,468

Consumer Discretionary (6.3%):
20,230	Hyundai Mobis	1,975,963
1,040	Hyundai Motor Co.	84,578
46,500	LG Corp.	1,323,070
3,844	Shinsegae Co. Ltd.	2,216,044

		5,599,655

Financials (3.7%):
9,856	Samsung Fire & Marine Insurance Co. Ltd.	1,527,738
37,560	Shinhan Financial Group Co. Ltd.	1,732,649

		3,260,387

Information Technology (5.0%):
18,750	S1 Corp.	807,211
5,595	Samsung Electronics Co. Ltd.	3,629,415

		4,436,626

		14,270,136

Taiwan (12.9%):
Consumer Staples (1.8%):
1,802,000	Uni-President Enterprises Corp.	1,605,345

Financials (1.0%):
1,336,200	E.SUN Financial Holding Co. Ltd.	842,515

Information Technology (9.2%):
294,674	Advantech Co. Ltd.	821,249
388,100	Asustek Computer, Inc.	943,793
692,250	Delta Electronics, Inc.	1,958,451
204,371	Hon Hai Precision Industry Co. Ltd.	1,325,527
766,550	Powertech Technology, Inc.	2,207,874
466,000	Taiwan Semiconductor Manufacturing Co. Ltd.	855,535

		8,112,429

Telecommunications (0.9%):
468,180	Chunghwa Telecom Co. Ltd.	803,174

		11,363,463

Thailand (3.4%):

Energy (1.8%):
266,500	PTT PCL	1,613,169

Financials (1.6%):
708,300	Kasikornbank Public Co. Ltd.	1,390,528

		3,003,697

United Kingdom (2.4%):
Financials (2.4%):
75,120	Standard Chartered PLC	2,113,332

Total Common Stocks (Cost $71,807,875)		86,483,449

Investment Company (0.1%):
79,789	Victory Institutional Money Market Fund, Investor Shares, 4.98% (c)	79,789

Total Investment Company (Cost $79,789)		79,789

Total Investments (Cost $71,887,664) (a) - 98.1%		$86,563,238

Percentages indicated are based upon net assets as of October 31, 2006.

(a)	Cost for federal income tax purposes is $71,986,848. Gross unrealized appreciation/depreciation on a tax basis is as follows:

Unrealized appreciation	$15,593,962
Unrealized depreciation	(1,017,572)

Net unrealized appreciation	$14,576,390

(b)	Non-income producing security.

(c)	Represents 1 day yield as of October 31, 2006.

ADR – American Depositary Receipt

PLC – Public Limited Company

REIT – Real Estate Investment Trust

At October 31, 2006 the Fund’s foreign currency exchange contracts were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in USD	Value	Unrealized Appreciation (Depreciation)
Short:
Hong Kong Dollar	11/1/06	249,022	$32,013	$32,022	$(9)

Total Short Contracts			$32,013	$32,022	$(9)

See notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

International Stock Fund

Schedule of Portfolio Investments	October 31, 2006
(Unaudited)

Shares	Security Description	Value
Common Stocks (99.2%):
Australia (1.7%):
Energy (0.8%):
54,180	Woodside Petroleum Ltd.	$1,574,877

Financials (0.7%):
81,647	Westpac Banking Corp.	1,513,714

Information Technology (0.2%):
65,692	Computershare Ltd.	391,563

		3,480,154

Austria (0.7%):
Financials (0.7%):
20,851	Erste Bank de Oesterreichischen Sparkassen AG	1,419,530

Belgium (0.6%):
Consumer Staples (0.6%):
22,103	InBev NV	1,244,993

Brazil (2.2%):
Energy (0.5%):
12,749	Petroleo Brasileiro SA, ADR	1,131,601

Materials (1.2%):
21,000	Aracruz Celulose SA, ADR	1,155,420
64,900	Companhia Vale do Rio Doce, ADR	1,409,628

		2,565,048

Utilities (0.5%):
22,700	Companhia Energetica de Minas Gerais SA, ADR	983,137

		4,679,786

Canada (3.3%):
Consumer Discretionary (0.3%):
14,200	Loblaw Cos., Ltd.	586,744

Energy (1.2%):
31,065	Cameco Corp.	1,091,313
17,822	Suncor Energy, Inc.	1,366,057

		2,457,370

Financials (1.4%):
24,337	IGM Financial, Inc.	1,051,778
58,478	Manulife Financial Corp.	1,896,442

		2,948,220

Information Technology (0.4%):
86,021	Celestica, Inc. (b)	845,586

		6,837,920

China (1.6%):
Consumer Discretionary (0.5%):
2,712,000	Denway Motors Ltd.	1,004,354

Energy (1.1%):
2,292,000	China Petroleum & Chemical Corp.	1,591,523
1,006,000	Yanzhou Coal Mining Co. Ltd.	659,740

		2,251,263

		3,255,617

Denmark (0.7%):
Industrials (0.7%):
54,102	Vestas Wind Systems A/S (b)	1,524,222

Finland (1.0%):
Consumer Discretionary (0.5%):
60,650	Nokian Renkaat Oyj	1,160,928

Information Technology (0.5%):
49,700	Nokia Oyj	986,212

		2,147,140

France (9.7%):
Consumer Discretionary (1.3%):
10,276	LVMH Moet Hennessy Louis Vuitton SA	1,070,690
45,300	Vivendi Universal SA	1,715,138

		2,785,828

Consumer Staples (1.0%):
35,283	Carrefour SA	2,149,470

Energy (1.8%):
55,682	Total SA, ADR	3,794,171

Financials (2.0%):
36,947	Axa, ADR	1,408,420
15,489	BNP Paribas SA	1,702,793
24,314	Credit Agricole SA	1,033,509

		4,144,722

Health Care (0.5%):
10,182	Essilor International SA	1,068,042

Industrials (1.0%):
20,111	Schneider Electric SA	2,089,015

Information Technology (0.8%):
92,000	STMicroelectronics NV, NY Registered Shares	1,597,120

Telecommunications (0.8%):
65,800	France Telecom SA	1,708,731

Utilities (0.5%):
21,915	Suez SA	980,476

		20,317,575

Germany (3.8%):
Consumer Discretionary (1.1%):
44,376	Adidas-Salomon AG	2,222,084

Financials (0.5%):
28,871	Commerzbank AG	1,022,002

Industrials (0.5%):
9,532	Wacker Chemie AG (b)	1,133,540

Information Technology (0.5%):
23,028	SAP AG, ADR	1,143,110

Utilities (1.2%):
9,693	E.ON AG	1,158,623
13,176	RWE AG	1,298,365

		2,456,988

		7,977,724

Greece (1.0%):
Consumer Discretionary (0.5%):
33,914	Folli-Follie SA, Registered Shares	1,021,350

Financials (0.5%):
25,518	National Bank Of Greece SA	1,157,955

		2,179,305

Hong Kong (2.9%):
Consumer Discretionary (1.5%):
438,000	Cosco Pacific Ltd.	904,533
223,500	Esprit Holdings Ltd.	2,164,098

		3,068,631

Industrials (0.6%):
1,589,000	Johnson Electric Holdings Ltd.	1,252,533

Telecommunications (0.8%):
496,000	Foxconn International Holdings Ltd. (b)	1,648,720

		5,969,884

India (1.9%):
Financials (0.6%):
19,200	HDFC Bank Ltd., ADR	1,329,792

Information Technology (1.3%):
32,052	Infosys Technologies Ltd., ADR	1,669,909
50,046	Patni Computer Systems Ltd., ADR	965,888

		2,635,797

		3,965,589

Indonesia (0.3%):
Financials (0.3%):
2,147,500	PT Bank Mandiri	642,364

Ireland (0.6%):
Financials (0.6%):
68,764	Anglo Irish Bank Corp. PLC	1,230,248

Israel (1.1%):
Health Care (0.7%):
38,272	Teva Pharmaceutical Industries Ltd., ADR	1,261,828

Information Technology (0.4%):
45,200	Check Point Software Technologies Ltd. (b)	936,544

		2,198,372

Italy (4.3%):
Energy (2.3%):
55,433	ENI SpA	1,671,535
139,180	Saipem SpA	3,282,179

		4,953,714

Financials (2.0%):
494,927	UniCredito Italiano SpA	4,102,076

		9,055,790

Japan (18.1%):
Consumer Discretionary (4.5%):
56,200	Denso Corp.	2,143,424
279,000	Isuzu Motors Ltd.	966,265
34,000	Marui Co., Ltd.	457,346
92,500	Nissan Motor Co. Ltd.	1,108,197
76,000	Onward Kashiyama Co., Ltd.	1,042,449
69,000	Sharp Corp.	1,230,246
19,000	Toyota Motor Corp.	1,125,962
11,700	Yamada Denki Co., Ltd.	1,164,597

		9,238,486

Consumer Staples (0.6%):
109,000	Ajinomoto Co., Inc.	1,261,134

Financials (4.9%):
124,000	Bank of Yokohama Ltd. (The)	958,577
65,000	Chugoku Bank Ltd. (The)	853,771
185,000	Joyo Bank Ltd. (The)	1,080,511
27,000	Millea Holdings, Inc.	1,020,523
64,800	Nomura Holdings, Inc.	1,144,279
7,540	ORIX Corp.	2,124,535
158	Sumitomo Mitsui Financial Group, Inc.	1,729,434
112,000	Sumitomo Trust & Banking Co. Ltd. (The)	1,204,857

		10,116,487

Health Care (1.1%):
68,000	Shionogi & Co. Ltd.	1,363,605
16,200	Takeda Pharmaceutical Co. Ltd.	1,040,380

		2,403,985

Industrials (2.4%):
52,300	JS Group Corp.	1,073,371
11,300	SMC Corp.	1,544,159
67,000	Sumitomo Corp.	881,187
62,800	THK Co. Ltd.	1,597,657

		5,096,374

Information Technology (3.0%):
29,250	Canon, Inc.	1,568,304
30,300	Ibiden Co. Ltd.	1,588,327
21,000	Nidec Corp.	1,607,234

7,900	Nintendo Co. Ltd.	1,615,941

		6,379,806

Materials (0.5%):
20,100	Nitto Denko Corp.	1,146,460

Telecommunications (0.6%):
199	KDDI Corp.	1,240,559

Utilities (0.5%):
289,000	OSAKA Gas Co. Ltd.	1,042,911

		37,926,202

Mexico (1.6%):
Consumer Staples (1.1%):
10,600	Fomento Economico Mexicano SA	1,024,914
34,304	Wal-Mart de Mexico SA de CV, ADR	1,192,194

		2,217,108

Industrials (0.5%):
34,800	Cemex SA de CV, ADR	1,069,752

		3,286,860

Netherlands (2.3%):
Consumer Discretionary (0.6%):
6,900	Koninklijke (Royal) Philips Electronics NV	240,995
32,000	Koninklijke (Royal) Philips Electronics NV	1,114,560

		1,355,555

Consumer Staples (0.5%):
23,400	Royal Numico NV	1,046,019

Financials (1.2%):
32,643	ABN AMRO Holding NV	951,830
33,613	ING Groep NV	1,488,830

		2,440,660

		4,842,234

Norway (0.4%):
Materials (0.4%):
56,400	Norske Skogsindustrier ASA	889,086

Russia (0.9%):
Energy (0.3%):
8,996	LUKOIL, ADR	727,776

Materials (0.6%):
41,734	Evraz Group SA, GDR (c)	1,080,911

		1,808,687

Singapore (1.9%):
Financials (1.2%):
189,000	DBS Group Holdings Ltd.	2,477,096

Industrials (0.7%):
146,000	Keppel Corp. Ltd.	1,482,043

		3,959,139

South Africa (0.2%):
Energy (0.2%):
14,300	Sasol Ltd.	491,428

South Korea (1.7%):
Financials (0.5%):
13,439	Kookmin Bank	1,068,671

Information Technology (1.2%):
3,765	Samsung Electronics Co. Ltd.	2,442,313

		3,510,984

Spain (3.8%):
Financials (2.3%):
96,481	Banco Bilbao Vizcaya Argentaria SA	2,329,412
150,916	Banco Santander Central Hispano SA	2,611,430

		4,940,842

Telecommunications (1.5%):
157,853	Telefonica SA	3,041,678

		7,982,520

Sweden (0.6%):
Consumer Discretionary (0.6%):
106,500	Eniro AB	1,275,988

Switzerland (10.0%):
Consumer Staples (1.3%):
7,973	Nestle SA	2,724,552

Financials (1.7%):
40,937	Credit Suisse Group	2,468,662
18,366	UBS AG, Registered Shares	1,097,205

		3,565,867

Health Care (3.4%):
67,334	Novartis AG	4,087,575
11,678	Roche Holding AG, Genusschien	2,044,143
9,769	Synthes, Inc.	1,108,311

		7,240,029

Industrials (0.7%):
92,900	ABB Ltd.	1,381,885

Materials (2.9%):
17,700	Ciba Specialty Chemicals AG, Registered Shares	1,083,746
19,220	Holcim Ltd.	1,655,111
18,900	Lonza Group AG, Registered Shares	1,458,873
10,938	Syngenta AG	1,766,861

		5,964,591

		20,876,924

Taiwan (1.0%):
Information Technology (1.0%):
454,738	Taiwan Semiconductor Manufacturing Co. Ltd.	834,859
136,468	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,323,739

		2,158,598

United Kingdom (19.3%):
Consumer Discretionary (4.1%):
304,523	British Sky Broadcasting Group PLC	3,150,940
27,400	Carnival PLC	1,337,337
254,832	Kingfisher PLC	1,279,506
177,900	Reuters Group PLC	1,517,562
523,205	Signet Group PLC	1,194,999

		8,480,344

Consumer Staples (1.2%):
26,880	Reckitt Benckiser PLC	1,169,431
181,729	Tesco PLC	1,363,921

		2,533,352

Financials (7.2%):
140,356	Barclays PLC	1,893,990
197,070	Cattles PLC	1,415,160
135,018	HBOS PLC	2,799,249
82,000	HSBC Holdings PLC	1,547,906
186,000	Man Group PLC	1,731,223
180,600	Michael Page International PLC	1,391,615
345,867	Old Mutual PLC	1,118,147
153,653	Prudential Corp. PLC	1,882,931
32,668	Royal Bank of Scotland Group PLC (The)	1,163,910

		14,944,131

Health Care (2.9%):
25,500	AstraZeneca PLC	1,506,752
57,263	GlaxoSmithKline PLC	1,529,052
318,249	Smith & Nephew PLC	3,109,347

		6,145,151

Industrials (0.5%):
18,367	Electricite de France	1,113,542

Information Technology (1.3%):
705,294	ARM Holdings PLC	1,583,985
14,113	Iliad SA	1,204,839

		2,788,824

Materials (1.2%):
128,982	BHP Billiton PLC	2,487,141

Telecommunications (0.9%):
73,864	Vodafone Group PLC, ADR	1,909,384

		40,401,869

Total Common Stocks (Cost $180,308,541)		207,536,732

Investment Company (1.1%):
2,281,438	Victory Institutional Money Market Fund, Investor Shares, 4.98% (d)	2,281,438

Total Investment Company (Cost $2,281,438)		2,281,438

Total Investments (Cost $182,589,979) (a) - 100.3%		$209,818,170

Percentages indicated are based upon net assets as of October 31, 2006.

(a)	Cost for federal income tax purposes is $183,423,007. Gross unrealized appreciation/depreciation on a tax basis is as follows:

Unrealized appreciation	$29,259,174
Unrealized depreciation	(2,864,011)

Net unrealized appreciation	$26,395,163

(b)	Non-income producing security.

(c)	Restricted security.

(d)	Represents 1 day yield as of October 31, 2006.

AB	– Aktiebolag (Swedish Co.)
ADR	– American Depositary Receipt
AG	– Aktiengesellschaft (West German Stock Co.)
ASA	– Allmennaksjeselskap (Norwegian Inc.)
GDR	– Global Depositary Receipt
NV	– Naamloze Vennootschaap (Dutch Corp.)
PLC	– Public Limited Company
SA	– Societe Anonyme (French Corp.)
SpA	– Societa per Azioni (Italian Corp.)

At October 31, 2006 the Fund’s foreign currency exchange contracts were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in USD	Value	Unrealized Appreciation (Depreciation)
Short:
Australian Dollar	11/1/06	95,531	$72,928	$73,951	$(1,022)

Total Short Contracts			$72,928	$73,951	$(1,022)

See notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

Small Cap Fund

Schedule of Portfolio Investments	October 31, 2006

(Unaudited)

Shares	Security Description	Value
Common Stocks (94.5%):
Consumer Discretionary (18.4%):
5,000	Aeropostale, Inc. (b)	$146,550
50,900	AFC Enterprises, Inc. (b)	829,670
77,300	Aftermarket Technology Corp. (b)	1,452,467
5,700	Bon-Ton Stores, Inc. (The)	203,262
71,600	Casual Male Retail Group, Inc. (b)	1,060,396
8,080	Central European Media Enterprises Ltd. (b)	596,466
17,500	Charlotte Russe Holding, Inc. (b)	483,875
127,400	Charming Shoppes, Inc. (b)	1,885,520
78,500	Christopher & Banks Corp.	2,118,715
216,500	CKE Restaurants, Inc.	4,230,410
90,400	Deckers Outdoor Corp. (b)	4,806,567
5,710	Dick’s Sporting Goods, Inc. (b)	284,130
77,900	Domino’s Pizza, Inc.	2,117,322
10,530	Dover Downs Gaming & Entertainment, Inc.	149,210
4,500	Dress Barn, Inc. (The) (b)	97,740
130,320	DSW, Inc., Class A (b)	4,509,071
71,400	Elizabeth Arden, Inc. (b)	1,245,216
47,800	Entercom Communications Corp.	1,322,626
59,300	FTD Group, Inc. (b)	945,835
692,220	Gemstar-TV Guide International, Inc. (b)	2,408,926
71,900	Group 1 Automotive, Inc.	4,120,589
90,700	Helen of Troy Ltd. (b)	2,232,127
82,600	Interstate Hotels & Resorts, Inc. (b)	740,922
128,700	IPC Holdings, Ltd.	3,866,148
11,310	ITT Educational Services, Inc. (b)	779,825
40,060	Jack in the Box, Inc. (b)	2,247,767
9,200	K2, Inc. (b)	125,672
34,900	Lee Enterprises, Inc.	995,697
211,600	Lions Gate Entertainment Corp. (b)	2,143,508
9,860	Live Nation, Inc., 0.00%	209,624
73,100	Lone Star Steakhouse & Saloon, Inc.	1,995,630
99,300	Luby’s, Inc. (b)	993,993
136,500	Maidenform Brands, Inc. (b)	3,023,475
8,000	Martha Stewart Living Omnimedia, Inc., Class A	169,600
77,900	Marvel Entertainment, Inc. (b)	1,974,765
26,960	Mediacom Communications Corp. (b)	225,116
3,820	Men’s Wearhouse, Inc. (The)	152,227
31,800	Metal Management, Inc.	873,864
60,500	Mothers Work, Inc. (b)	3,067,350
67,300	Multimedia Games, Inc. (b)	631,947
25,600	Perry Ellis International, Inc. (b)	935,936
47,700	Phillips-Van Heusen Corp.	2,182,752
161,500	Prestige Brands Holdings, Inc. (b)	1,905,700
118,300	Radio One, Inc., Class D (b)	803,257
93,800	Scholastic Corp. (b)	2,947,196
129,900	Scottish Re Group Ltd.	1,484,757
25,080	Select Comfort Corp. (b)	536,210
25,230	Skechers U.S.A., Inc. (b)	754,125
9,200	Stanley Furniture Co., Inc.	203,412
14,200	Tempur-Pedic International, Inc. (b)	280,308
3,770	Thor Industries, Inc.	165,201
20,500	True Religion Apparel, Inc. (b)	444,440
106,150	Tuesday Morning Corp.	1,751,475
107,800	Warnaco Group, Inc. (The) (b)	2,289,672

152,800	Wolverine World Wide, Inc.	4,333,407

		82,481,668

Consumer Staples (1.3%):
58,800	Cott Corp. (b)	860,832
3,400	Longs Drug Stores Corp.	146,336
22,050	Mannatech, Inc.	346,185
10,390	Nu Skin Enterprises, Inc., Class A	198,657
3,250	Pantry, Inc. (The) (b)	177,385
53,400	Ralcorp Holdings, Inc. (b)	2,640,630
42,800	Universal Corp.	1,575,896

		5,945,921

Energy (2.9%):
6,700	Basic Energy Services, Inc. (b)	163,748
11,090	Berry Petroleum Co.	331,037
5,630	Cabot Oil & Gas Corp.	297,883
156,900	CMS Energy Corp. (b)	2,336,241
4,500	Comstock Resources, Inc. (b)	125,550
54,100	Core Laboratories N.V. (b)	3,943,349
105,200	Covanta Holding Corp. (b)	2,138,716
9,400	Delek US Holdings, Inc. (b)	175,122
14,520	Frontier Oil Corp.	426,888
7,000	General Maritime Corp.	255,780
33,100	Grey Wolf, Inc. (b)	231,700
54,000	Input/Output, Inc. (b)	605,340
19,100	Natco Group, Inc., Class A (b)	632,974
84,600	Parker Drilling Co. (b)	692,874
10,700	Pioneer Drilling Co. (b)	140,491
3,700	Trico Marine Services, Inc. (b)	126,170
12,720	W&T Offshore, Inc.	429,554

		13,053,417

Financials (15.0%):
36,600	Accredited Home Lenders Holding Co. (b)	1,119,960
9,600	Advance America Cash Advance	143,904
	Centers, Inc.
7,850	Advanta Corp., Class B	308,034
57,400	AMCORE Financial, Inc.	1,797,194
14,600	Aspen Insurance Holdings Ltd	362,372
56,540	Associated Banc-Corp	1,856,774
89,400	BankUnited Financial Corp., Class A	2,411,118
112,350	Brookline Bancorp, Inc.	1,497,626
17,050	Capital Trust, Inc., Class A	758,896
4,010	Cash America International, Inc.	165,733
267,400	Castlepoint Holdings Ltd. (c)	3,075,100
62,100	Cohen & Steers, Inc.	2,166,048
65,300	Community Bank System, Inc.	1,622,705
7,390	CompuCredit Corp. (b)	256,876
7,200	Corus Bankshares, Inc.	147,816
8,440	DiamondRock Hospitality Co.	142,383
3,200	eHealth, Inc. (b)	70,784
18,430	Encore Capital Group, Inc. (b)	258,020
35,400	Equity One, Inc.	889,248
35,500	Fidelity Bankshares, Inc.	1,408,640
134,700	Fieldstone Investment Corp.	1,095,111
62,300	Financial Federal Corp.	1,714,496
6,710	First Community Bancorp.	358,784
55,700	First Indiana Corp.	1,421,464
68,800	FirstFed Financial Corp. (b)	4,249,775
3,820	FPIC Insurance Group, Inc. (b)	136,527
22,000	Greater Bay Bancorp	566,500
24,200	Highland Hospitality Corp.	334,444
35,120	Impac Mortgage Holdings, Inc.	332,586
11,260	IndyMac Bancorp, Inc.	511,767
11,100	Infinity Property & Casualty Corp.	477,522
43,100	Integra Bank Corp.	1,139,564
40,000	Intervest Bancshares Corp. (b)	1,429,600
77,600	Knight Capital Group, Inc. (b)	1,447,240
19,200	Lazard Ltd., Class A	814,080

74,512	Macatawa Bank Corp.	1,636,284
19,900	MAF Bancorp, Inc.	857,491
6,800	Maguire Properties, Inc.	290,768
42,018	Marshall & Ilsley Corp.	2,014,343
40,530	Mercantile Bank	1,607,825
52,010	Navigators Group, Inc. (The) (b)	2,448,111
62,000	Oak Hill Financial, Inc.	1,655,400
75,700	PHH Corp. (b)	2,089,320
24,000	Pinnacle Financial Partners, Inc. (b)	797,760
8,000	Preferred Bank	468,560
54,100	Provident Bankshares Corp.	1,955,174
9,100	Strategic Hotels & Resorts, Inc.	193,557
8,450	Sunstone Hotel Investors, Inc.	248,937
120,300	TNS, Inc. (b)	1,987,356
125,100	Tower Group, Inc.	4,422,284
38,400	Triad Guaranty, Inc. (b)	1,977,984
116,800	United PanAm Financial Corp. (b)	1,518,400
84,200	Washington Federal, Inc.	1,956,808
33,700	Western Alliance Bancorp (b)	1,145,126
24,000	Whitney Holding Corp.	783,840
12,800	World Acceptance Corp. (b)	639,872

		67,183,891

Health Care (6.3%):
10,600	Acadia Pharmaceuticals, Inc. (b)	100,488
31,440	Alkermes, Inc. (b)	528,192
5,000	Allscripts Healthcare Solution, Inc. (b)	117,950
62,100	AMERIGROUP Corp. (b)	1,860,515
15,170	Applera Corp. - Celera Genomics Group (b)	235,438
57,200	Centene Corp (b)	1,349,348
12,100	Cholestech, Corp. (b)	187,187
42,250	CV Therapeutics, Inc. (b)	547,138
23,240	Cytokinetics, Inc. (b)	169,420
23,900	Encysive Pharmaceuticals, Inc. (b)	114,003
74,900	HealthSpring, Inc. (b)	1,508,486
129,509	HealthTronics, Inc. (b)	897,497
15,170	Human Genome Sciences, Inc. (b)	202,520
12,800	Immucor, Inc. (b)	352,384
20,000	Incyte Corp. (b)	95,200
15,610	Isis Pharmaceuticals, Inc. (b)	133,934
41,500	Kindred Healthcare, Inc. (b)	1,120,500
6,100	Luminex Corp. (b)	98,332
27,240	Magellan Health Services, Inc. (b)	1,188,754
15,350	Medarex, Inc. (b)	198,322
8,480	Medical Action Industries, Inc. (b)	225,314
19,100	Mentor Corp.	893,880
67,400	MGI PHARMA, Inc. (b)	1,282,622
4,360	Molina Healthcare, Inc. (b)	171,043
66,000	NBTY, Inc. (b)	1,836,119
19,180	Neurogen Corp. (b)	114,313
90,500	Noven Pharmaceuticals, Inc. (b)	2,010,004
68,350	NPS Pharmaceuticals, Inc. (b)	322,612
18,850	Onyx Pharmaceuticals, Inc. (b)	354,003
86,200	Orthofix International N.V. (b)	3,839,347
4,300	OSI Pharmaceuticals, Inc. (b)	164,604
8,850	Palomar Medical Technologies, Inc. (b)	416,747
24,700	Perrigo Co.	441,883
5,300	Pharmion Corp. (b)	129,585
10,520	PSS World Medical, Inc. (b)	211,662
27,690	Regeneron Pharmaceuticals, Inc. (b)	555,185
11,400	Renovis, Inc. (b)	40,014
26,250	Rigel Pharmaceuticals, Inc. (b)	290,588
8,870	Sciele Pharma, Inc. (b)	193,455
27,000	Sonus Pharmaceuticals, Inc. (b)	152,550
14,300	STERIS Corp.	348,491
45,990	Threshold Pharmaceuticals, Inc. (b)	153,147
13,720	Universal Health Services, Inc., Class B	726,474
36,300	Vistacare, Inc. Class A (b)	454,113

3,320	West Pharmaceutical Services, Inc.	139,573
7,400	Wright Medical Group, Inc. (b)	182,854
4,240	ZOLL Medical Corp. (b)	164,088
86,334	ZymoGenetics, Inc. (b)	1,385,661

		28,205,539

Industrials (17.3%):
4,530	A.O. Smith Corp.	159,275
104,500	AAR Corp. (b)	2,721,180
3,500	Actuant Corp., Class A	179,690
16,960	Acuity Brands, Inc.	840,198
86,200	AGCO Corp. (b)	2,305,850
8,500	American Commercial Lines, Inc. (b)	545,275
14,900	American Woodmark Corp.	551,151
6,000	Applied Industrial Technologies, Inc.	172,440
3,100	Armor Holdings, Inc. (b)	159,526
6,820	BE Aerospace, Inc. (b)	172,410
38,400	Bucyrus International, Inc., Class A	1,608,960
153,300	Champion Enterprises, Inc. (b)	1,419,558
43,300	Corrections Corp. of America (b)	1,978,377
17,500	Crane Co.	681,450
83,200	Dycom Industries, Inc. (b)	1,939,392
101,700	EnPro Industries, Inc. (b)	3,254,400
38,000	ESCO Technologies, Inc. (b)	1,649,960
6,950	FreightCar America, Inc.	369,532
4,706	FuelCell Energy, Inc. (b)	31,154
72,000	Gardner Denver, Inc. (b)	2,447,280
367,700	Genesis Microchip, Inc. (b)	3,768,925
9,200	Graco, Inc.	374,992
77,900	Griffon Corp. (b)	1,915,561
6,900	Heidrick & Struggles International, Inc. (b)	282,003
39,400	Horizon Lines, Inc., Class A	919,990
69,900	Horizon Offshore, Inc. (b)	1,206,474
4,600	HUB Group, Inc., Class A (b)	124,936
12,400	Insteel Industries, Inc.	222,456
127,800	IXYS Corp. (b)	1,292,058
111,000	Kaydon Corp.	4,639,799
36,300	Kennametal, Inc.	2,240,073
9,170	Knight Transportation, Inc.	167,077
89,600	Korn/Ferry International (b)	1,981,056
7,200	Lamson & Sessions Co. (The) (b)	157,536
6,730	Lennox International, Inc.	181,441
5,700	McGrath RentCorp	153,900
5,830	Mueller Industries, Inc.	213,786
172,400	Nalco Holding Co. (b)	3,487,652
9,410	Nordson Corp.	433,331
129,400	Northgate Minerals Corp. (b)	417,962
8,380	Old Dominion Freight Line, Inc. (b)	231,791
213,000	Orbital Sciences Corp. (b)	3,868,080
57,200	Oregon Steel Mills, Inc. (b)	3,111,680
62,100	Penn Virginia, Corp.	4,443,255
9,340	PW Eagle Inc.	331,290
65,890	Regal-Beloit Corp.	3,258,261
243,600	Silicon Motion Technology Corp., ADR (b)	3,744,132
1,100	Stanley Interiors Corp. (b)	19,162
12,920	Steelcase, Inc., Class A	214,084
292,200	Stewart Enterprises, Inc., Class A	1,805,796
9,500	Sun Hydraulics Corp.	204,060
57,800	Superior Energy Services, Inc. (b)	1,809,140
10,860	Tennant Co.	300,279
7,400	UAP Holding Corp.	185,222
3,300	United Industrial Corp.	148,533
3,270	United Rentals, Inc. (b)	77,466
52,800	URS Corp. (b)	2,133,648
67,200	Wabtec Corp.	2,109,408
28,900	Walter Industries, Inc.	1,343,561
18,700	Watson Wyatt Worldwide, Inc., Class A	844,305

		77,551,219

Information Technology (16.7%):
382,100	3Com Corp. (b)	1,857,006
41,750	Actuate Corp. (b)	217,935
8,630	Acxiom Corp.	213,593
25,550	Advanced Energy Industries, Inc. (b)	401,646
138,400	Aeroflex, Inc. (b)	1,494,720
39,820	Amkor Technology, Inc. (b)	275,156
3,910	Ansoft Corp. (b)	104,241
47,900	ARRIS Group, Inc. (b)	641,860
28,280	Atmel Corp. (b)	162,610
94,140	Benchmark Electronics, Inc. (b)	2,499,417
71,000	Blackbaud, Inc.	1,775,000
554,590	Brocade Communications Systems, Inc. (b)	4,497,724
242,500	ChipMOS TECHNOLOGIES (Bermuda) Ltd. (b)	1,416,200
30,800	Cirrus Logic, Inc. (b)	217,448
68,900	Comtech Telecommunications Corp. (b)	2,456,285
92,600	CryptoLogic, Inc.	1,593,646
29,850	CSG Systems International, Inc. (b)	805,353
6,520	Diodes, Inc. (b)	287,141
18,100	Eagle Test Systems, Inc. (b)	318,560
190,100	EFJ, Inc. (b)	1,393,433
4,810	eFunds Corp. (b)	119,288
60,050	Electronics for Imaging, Inc. (b)	1,419,582
244,400	Emulex Corp. (b)	4,594,719
500	Exlservice Holdings, Inc. (b)	10,400
6,780	FactSet Research Systems, Inc.	345,102
15,800	Fair Isaac Corp.	578,754
100,700	Foundry Networks, Inc. (b)	1,274,862
11,440	Gevity HR, Inc. (b)	258,544
34,020	Global Imaging Systems, Inc. (b)	740,615
89,000	Harmonic Inc. (b)	721,790
9,910	Imergent, Inc. (b)	165,497
5,960	InterDigital Communications Corp. (b)	213,130
53,200	Intergraph Corp. (b)	2,324,308
130,000	Interwoven, Inc. (b)	1,653,600
5,100	Intevac, Inc. (b)	105,468
16,380	j2 Global Communications, Inc. (b)	449,467
21,090	Jack Henry & Associates, Inc.	459,551
10,390	Komag, Inc. (b)	397,418
117,400	Lightbridge, Inc. (b)	1,357,144
57,300	ManTech International Corp. (b)	1,951,638
137,400	Mattson Technology, Inc. (b)	1,343,772
155,200	Mentor Graphics Corp. (b)	2,618,224
179,300	Methode Electronics, Inc.	1,984,851
10,330	Micrel, Inc. (b)	115,283
30,720	MicroStrategy, Inc., Class A (b)	3,666,431
22,500	MoneyGram International, Inc.	769,725
5,520	Multi-Fineline Electronix, Inc. (b)	133,308
13,460	Net 1 UEPS Technologies, Inc. (b)	331,520
93,200	NovAtel, Inc. (b)	3,477,292
20,030	OmniVision Technologies, Inc. (b)	328,893
25,700	Orbotech Ltd. (b)	620,655
11,400	Perot Systems Corp., Class A (b)	168,150
11,400	Plexus Corp. (b)	249,888
17,400	PortalPlayer Inc. (b)	209,322
243,900	Power-One, Inc. (b)	1,668,276
14,910	RealNetworks, Inc. (b)	163,712
32,400	ROFIN-SINAR Technologies, Inc. (b)	1,995,192
32,700	Rogers Corp. (b)	2,288,019
63,360	Silicon Image, Inc. (b)	749,549
330,600	SonicWALL, Inc. (b)	3,471,300
6,500	Sybase, Inc. (b)	158,275
8,670	Sykes Enterprises, Inc. (b)	175,914
77,800	TETRA Technologies, Inc. (b)	1,414,404
5,800	Travelzoo, Inc. (b)	188,906
17,610	TTM Technologies, Inc. (b)	213,962
35,437	Varian Semiconductor Equipment Associates, Inc. (b)	1,293,096

14,200	Vishay Intertechnology, Inc. (b)	191,558
220,300	webMethods, Inc. (b)	1,656,656
60,800	Witness Systems, Inc. (b)	1,078,592
11,270	Wright Express Corp. (b)	308,460
11,100	Zoran Corp. (b)	154,512

		74,957,548

Materials (7.1%):
3,510	Albemarle Corp.	228,255
101,900	Belden CDT, Inc.	3,688,780
7,770	Bowater, Inc.	162,471
3,150	Carpenter Technology Corp.	337,019
71,100	Century Aluminum Co. (b)	2,767,212
5,600	Chaparral Steel Co.	232,904
13,400	Cleveland-Cliffs, Inc.	566,686
136,700	Commercial Metals Co.	3,637,587
8,000	Greif, Inc., Class A	749,680
152,900	Hercules, Inc. (b)	2,782,780
4,170	Olympic Steel, Inc.	102,957
76,800	OM Group, Inc. (b)	4,377,599
87,600	Packaging Corp. of America	2,012,172
6,690	Pioneer Cos., Inc. (b)	171,599
61,500	Quanex Corp.	2,060,865
41,400	RTI International Metals, Inc. (b)	2,538,648
7,810	Schweitzer-Mauduit International, Inc.	180,099
44,800	Spartech Corp.	1,227,520
70,300	Steel Dynamics, Inc.	4,225,733

		32,050,566

Real Estate Investment Trust (4.7%):
103,800	Ashford Hospitality Trust, Inc.	1,336,944
35,100	Cedar Shopping Centers Inc.	586,521
21,200	Corporate Office Properties Trust	1,013,148
43,600	Cousins Properties, Inc.	1,559,572
98,100	DiamondRock Hospitality Co. (c)	1,654,947
46,900	Healthcare Realty Trust, Inc.	1,899,450
125,700	JER Investors Trust, Inc. (c)	2,257,572
76,700	JER Investors Trust, Inc.	1,377,532
104,400	KKR Financial Corp.	2,801,052
27,200	Nationwide Health Properties, Inc.	781,728
73,400	Newcastle Investment Corp.	2,177,778
53,421	Ventas, Inc.	2,082,351
34,500	Washington Real Estate Investment Trust	1,454,175

		20,982,770

Telecommunication Services (0.1%):
8,830	Atlantic Tele-Network, Inc.	170,772
24,630	Premiere Global Services, Inc. (b)	204,922
5,400	Syniverse Holdings, Inc. (b)	79,650

		455,344

Telecommunications (0.9%):
53,000	ADTRAN, Inc.	1,226,420
172,900	Carrier Access Corp. (b)	1,082,354
20,800	CT Communications, Inc.	484,848
87,600	iBasis, Inc. (b)	727,080
95,400	Sonus Networks, Inc. (b)	498,942

		4,019,644

Transportation (2.1%):
405,900	ABX Air, Inc. (b)	2,333,925
25,600	OMI Corp.	571,392
51,100	Overseas Shipholding Group, Inc.	3,196,305
67,200	Pinnacle Airlines Corp. (b)	569,184
283,750	Quintana Maritime Ltd.	2,982,213

		9,653,019

Utilities (1.7%):
100,400	El Paso Electric Co. (b)	2,345,344
43,500	Energen Corp.	1,862,670
31,400	Forest Oil Corp. (b)	1,024,896
95,800	UGI Corp.	2,538,700
		7,771,610

Total Common Stocks (Cost $372,386,104)		424,312,156

Depositary Receipts (2.3%):
12,700	iShares Russell 2000 Growth Index Fund	978,535
120,600	iShares Russell 2000 Value Index Fund	9,340,470

Total Depositary Receipts (Cost $8,081,577)		10,319,005

Warrants (0.1%):
Transportation (0.1%):
99,600	Quintana Maritime Warrants (b)	262,944

Total Warrants (Cost $0)		262,944

Cash Sweep (3.2%):
14,416,260	Bank of New York Cash Reserve Fund, 2.40% (d)	14,416,260

Total Cash Sweep (Cost $14,416,260)		14,416,260

Total Investments (Cost $394,883,941) (a) -100.1%		$449,310,365

Percentages indicated are based upon net assets as of October 31, 2006.

(a)	Cost for federal income tax purposes is $396,717,172. Gross unrealized appreciation/depreciation on a tax basis is as follows:

Unrealized appreciation	$65,774,332
Unrealized depreciation	(13,181,139)

Net unrealized appreciation	$52,593,193

(b)	Non-income producing security.

(c)	Restricted Security.

(d)	Represents 1 day yield as of October 31, 2006.

See notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

Mid-Cap Fund

Schedule of Portfolio Investments	October 31, 2006

(Unaudited)

Shares	Security Description	Value
Common Stocks (99.0%):
Consumer Discretionary (17.9%):
5,300	Abercrombie & Fitch Co., Class A	$406,245
2,900	Alberto-Culver Co., Class B	147,349
24,700	American Eagle Outfitters, Inc.	1,131,261
14,900	Ann Taylor Stores Corp. (b)	655,898
10,200	Assurant, Inc.	537,132
6,800	Autoliv, Inc.	386,716
3,200	Banta Corp.	141,696
12,100	Brinker International, Inc.	561,803
8,900	Circuit City Stores, Inc.	240,122
2,700	Corporate Executive Board Co. (The)	242,514
13,700	Darden Restaurants, Inc.	574,030
20,100	Dillard’s, Inc., Class A	606,417
6,600	Dollar Tree Stores, Inc. (b)	205,194
8,700	Expedia, Inc (b)	141,375
19,600	Furniture Brands International, Inc.	364,560
7,300	Hasbro, Inc.	189,216
8,200	Manpower, Inc.	555,714
4,600	Men’s Wearhouse, Inc. (The)	183,310
4,600	Netflix, Inc. (b)	127,236
21,400	Payless ShoeSource, Inc. (b)	572,450
4,200	Polo Ralph Lauren Corp.	298,200
5,900	R.R. Donnelley & Sons Co.	199,774
14,000	Rent-A-Center, Inc. (b)	402,640
4,100	Scholastic Corp. (b)	128,822
9,400	Sherwin-Williams Co. (The)	556,762
7,300	Thor Industries, Inc.	319,886
380	Washington Post Co. (The), Class B	286,178
1,700	Whirlpool Corp.	147,781

		10,310,281

Consumer Staples (1.7%):
4,100	Energizer Holdings, Inc. (b)	320,415
6,400	Hansen Natural Corp. (b)	203,200
6,500	Hormel Foods Corp.	234,715
6,300	McCormick & Co., Inc.	235,620

		993,950

Energy (10.6%):
25,100	Allegheny Energy, Inc. (b)	1,080,053
7,300	AVX Corp.	115,048
16,200	Cimarex Energy Co.	583,524
11,600	ENSCO International, Inc.	568,052
6,700	Frontier Oil Corp.	196,980
4,600	McDermott International, Inc. (b)	205,620
4,700	Noble Energy Inc.	228,561
21,600	Patterson-UTI Energy, Inc.	501,120
10,100	Pepco Holdings, Inc.	256,742
6,300	Pogo Producing Co.	281,925
7,200	Questar Corp.	586,656
9,500	Tesoro Corp.	607,430
12,100	Tidewater, Inc.	601,733
7,500	Unit Corp. (b)	347,925

		6,161,369

Financials (13.5%):
9,200	A.G. Edwards, Inc.	524,860
15,900	American Financial Group, Inc.	760,974

4,300	AmeriCredit Corp. (b)	109,951
2,000	AmerUs Group Co.	136,960
11,000	AmSouth Bancorp.	332,420
2,600	City National Corp.	173,056
10,000	Compass Bancshares, Inc.	562,600
2,900	Cullen/Frost Bankers, Inc.	157,064
7,900	First American Corp.	322,557
4,700	First Marblehead Corp. (The)	317,015
11,600	Global Payments, Inc.	507,036
13,200	IndyMac Bancorp, Inc.	599,940
3,000	Investors Financial Services Corp.	117,960
8,400	Leucadia National Corp.	221,508
8,850	Mercantile Bankshares Corp.	398,958
10,200	MoneyGram International, Inc.	348,942
5,200	Nationwide Financial Services, Inc.	264,784
13,300	PMI Group, Inc. (The)	567,245
9,200	Radian Group, Inc.	490,360
4,000	Raymond James Financial, Inc.	127,440
17,350	W. R. Berkley Corp.	639,521
3,600	Wilmington Trust Corp.	149,688

		7,830,839

Health Care (9.9%):
5,400	Alpharma, Inc., Class A	119,178
20,900	Applera Corp.	779,570
2,700	C. R. Bard, Inc.	221,292
7,100	Charles River Laboratories International, Inc. (b)	304,732
5,825	Coventry Health Care, Inc. (b)	273,484
3,300	DENTSPLY International, Inc.	103,224
8,300	Emdeon Corp. (b)	96,695
5,300	Endo Pharmaceuticals Holdings, Inc. (b)	151,262
17,000	Health Net, Inc. (b)	705,670
4,600	Hillenbrand Industries, Inc.	269,928
2,400	Humana, Inc. (b)	144,000
2,000	ImClone Systems, Inc. (b)	62,580
1,300	Invitrogen Corp. (b)	75,413
6,400	King Pharmaceuticals, Inc. (b)	107,072
2,800	LifePoint Hospitals, Inc. (b)	99,400
8,600	Lincare Holdings, Inc. (b)	288,616
6,800	Manor Care, Inc.	326,332
33,100	Millennium Pharmaceuticals (b)	387,270
9,000	Sierra Health Services, Inc. (b)	308,160
7,900	STERIS Corp.	192,523
13,100	Techne Corp. (b)	732,028

		5,748,429

Industrials (13.0%):
7,000	Armor Holdings, Inc. (b)	360,220
9,500	Ashland, Inc.	561,450
5,200	Brink’s Co. (The)	272,948
2,000	Carlisle Cos., Inc.	167,380
7,600	Cummins, Inc.	965,048
5,400	Granite Construction Inc.	281,340
4,300	Harsco Corp.	351,009
1,300	Jacobs Engineering Group, Inc. (b)	98,202
4,300	JLG Industries, Inc.	118,895
9,600	Joy Global, Inc.	375,456
3,600	Manitowoc Company, Inc. (The)	197,568
2,200	Martin Marietta Materials, Inc.	193,600
14,700	OmniVision Technologies, Inc. (b)	241,374
4,600	Plexus Corp. (b)	100,832
12,100	Precision Castparts Corp.	823,526
12,800	Republic Services, Inc.	524,928
16,300	Terex Corp. (b)	843,688
4,900	Thermo Electron Corp. (b)	210,063
7,900	Thomas & Betts Corp. (b)	407,087
6,000	Trinity Industries, Inc.	216,360
24,300	Triquint Semiconductor (b)	109,350

2,700	Varian, Inc. (b)	126,603

		7,546,927

Information Technology (12.5%):
1	Activision, Inc. (b)	15
6,100	Akamai Technologies, Inc. (b)	285,846
15,700	Avnet, Inc. (b)	371,776
10,200	Avocent Corp. (b)	374,442
18,400	BMC Software, Inc. (b)	557,704
15,400	Cadence Design Systems, Inc. (b)	275,044
8,000	CSG Systems International, Inc. (b)	215,840
8,750	FactSet Research Systems, Inc.	445,375
8,100	Integrated Device Technology, Inc. (b)	128,385
30,800	Intersil Corp., Class A	722,260
6,000	ITT Educational Services, Inc. (b)	413,700
11,800	Lam Research Corp. (b)	583,510
10,400	MEMC Electronic Materials, Inc. (b)	369,200
12,500	Mentor Graphics Corp. (b)	210,875
6,300	Microchip Technology, Inc.	207,459
14,600	Polycom, Inc. (b)	400,040
19,300	Sybase, Inc. (b)	469,955
27,000	Vishay Intertechnology, Inc. (b)	364,230
12,600	Websense, Inc. (b)	344,862
25,700	Western Digital Corp. (b)	469,796

		7,210,314

Materials (4.9%):
5,000	FMC Corp.	342,750
15,800	Louisiana-Pacific Corp.	312,524
5,400	Lubrizol Corp. (The)	243,000
9,700	Lyondell Chemical Co.	248,999
5,700	Reliance Steel & Aluminum Co.	195,795
5,200	Sonoco Products Co.	184,496
12,800	Steel Dynamics, Inc.	769,408
8,100	United States Steel Corp.	547,560

		2,844,532

Real Estate Investment Trust (5.3%):
4,200	Camden Property Trust	339,024
16,500	CB Richard Ellis Group, Inc (b)	495,495
9,600	CBL & Associates Properties, Inc.	419,808
14,800	Highwoods Properties, Inc.	565,360
4,300	Hospitality Properties Trust	208,378
2,700	Mack-Cali Realty Corp.	142,830
8,600	New Plan Excel Realty Trust	247,680
5,600	SL Green Realty Corp.	677,880

		3,096,455

Telecommunications (1.8%):
5,300	CenturyTel, Inc.	213,272
9,028	Ciena Corp. (b)	212,248
6,900	Commscope, Inc. (b)	220,179
2,900	Harris Corp.	123,540
1,900	NII Holdings, Inc. (b)	123,557
14,100	Tellabs, Inc. (b)	148,614

		1,041,410

Transportation (3.3%):
10,900	C.H. Robinson Worldwide, Inc.	454,966
5,200	Con-Way, Inc.	245,284
10,800	Continental Airlines, Inc., Class B (b)	398,304
8,500	Overseas Shipholding Group, Inc.	531,675
5,200	Ryder System, Inc.	273,780

		1,904,009

Utilities (4.6%):
12,700	Alliant Energy Corp.	487,045
4,800	IDACORP, Inc.	189,264
13,750	MDU Resources Group, Inc.	353,100
7,500	NICOR, Inc.	344,700
6,800	NSTAR	236,572
5,600	OGE Energy Corp.	216,048

10,200	ONEOK, Inc.	424,626
9,200	Wisconsin Energy Corp.	422,648

		2,674,003

Total Common Stocks (Cost $51,289,560)		57,362,518

Investment Company (1.0%):
559,569	Victory Institutional Money Market Fund, Investor Shares, 4.98% (c)	559,569

Total Investment Company (Cost $559,569)		559,569

Total Investments (Cost $51,849,129) (a) - 100.0%		$57,922,087

Percentages indicated are based upon net assets as of October 31, 2006.

(a)	Cost for federal income tax purposes is $51,966,846. Gross unrealized appreciation/depreciation on a tax basis is as follows:

Unrealized appreciation	$8,013,762
Unrealized depreciation	(2,058,521)

Net unrealized appreciation	$5,955,241

(b)	Non-income producing security.

(c)	Represents 1 day yield as of October 31, 2006.

See notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

Growth Stock Fund

Schedule of Portfolio Investments	October 31, 2006

(Unaudited)

Shares	Security Description	Value
Common Stocks (95.7%):
Consumer Discretionary (13.6%):
12,570	Abercrombie & Fitch Co., Class A	$963,491
47,900	Coach, Inc. (b)	1,898,756
41,570	Comcast Corp., Class A (b)	1,690,652
56,730	DIRECTV Group, Inc. (The) (b)	1,263,944
23,550	Dollar Tree Stores, Inc. (b)	732,170
15,130	J.C. Penney Co., Inc.	1,138,230
17,800	Kohl’s Corp. (b)	1,256,680
33,240	Lowe’s Cos., Inc.	1,001,854
18,270	McDonald’s Corp.	765,878
11,990	McGraw-Hill Cos., Inc. (The)	769,398
25,480	Nordstrom, Inc.	1,206,478
11,650	Omnicom Group, Inc.	1,181,893
48,160	Staples, Inc.	1,242,046
38,620	Starbucks Corp. (b)	1,457,905
10,140	VF Corp.	770,741
23,390	Wal-Mart Stores, Inc.	1,152,659
41,830	Walt Disney Co. (The)	1,315,972
20,670	Yum! Brands, Inc.	1,229,038

		21,037,785

Consumer Staples (6.0%):
28,200	Coca-Cola Co. (The)	1,317,504
29,160	Colgate-Palmolive Co.	1,865,365
19,610	General Mills, Inc.	1,114,240
10,900	Molson Coors Brewing Co., Class B	775,862
36,484	PepsiCo, Inc.	2,314,545
14,627	Procter & Gamble Co. (The)	927,206
22,290	Walgreen Co.	973,627

		9,288,349

Energy (4.1%):
10,710	Baker Hughes, Inc.	739,526
10,310	Devon Energy Corp.	689,120
9,960	Diamond Offshore Drilling, Inc.	689,531
14,910	ENSCO International, Inc.	730,143
21,190	Schlumberger Ltd.	1,336,665
19,290	Southwestern Energy Co. (b)	686,338
29,270	Valero Energy Corp.	1,531,699

		6,403,022

Financials (8.8%):
25,520	American Express Co.	1,475,311
4,830	Bear Stearns Cos., Inc. (The)	731,021
2,190	Chicago Mercantile Exchange Holdings, Inc.	1,097,190
15,310	First Marblehead Corp. (The)	1,032,660
10,770	Goldman Sachs Group, Inc. (The)	2,044,038
20,230	JPMorgan Chase & Co.	959,711
11,540	Lehman Brothers Holdings, Inc.	898,274
37,380	Mellon Financial Corp.	1,450,344
12,390	MetLife, Inc.	707,841
12,010	NYSE Group, Inc. (b)	888,620
13,660	Reinsurance Group of America,	770,424
22,490	W. R. Berkley Corp.	828,981
20,170	Wells Fargo & Co.	731,969

		13,616,384

Health Care (16.7%):
26,980	Abbott Laboratories	1,281,820
24,760	Aetna, Inc.	1,020,607
26,110	Amgen, Inc. (b)	1,982,010
24,570	Applera Corp.	916,461
32,370	Baxter International, Inc.	1,488,049
18,100	Becton, Dickinson and Co.	1,267,543
18,780	Genentech, Inc. (b)	1,564,374
20,620	Gilead Sciences, Inc. (b)	1,420,718
8,750	IDEXX Laboratories, Inc. (b)	728,088
26,780	ImClone Systems, Inc. (b)	837,946
69,120	Johnson & Johnson	4,658,687
27,880	Medtronic, Inc.	1,357,198
49,230	Merck & Co., Inc.	2,236,027
66,000	Schering-Plough Corp.	1,461,240
21,890	Stryker Corp.	1,144,628
12,540	WellPoint, Inc. (b)	957,053
29,550	Wyeth	1,507,937

		25,830,386

Industrials (15.4%):
26,040	3M Co.	2,052,994
19,140	Boeing Co. (The)	1,528,520
14,920	Caterpillar, Inc.	905,793
29,340	CB Richard Ellis Group, Inc. (b)	881,080
9,690	Corporate Executive Board Co. (The)	870,356
8,990	Emerson Electric Co.	758,756
17,490	FedEx Corp.	2,003,305
108,523	General Electric Co.	3,810,243
21,450	Honeywell International, Inc.	903,474
9,460	Jacobs Engineering Group, Inc. (b)	714,608
8,760	Lockheed Martin Corp.	761,507
28,790	Manitowoc Company, Inc. (The)	1,579,995
15,180	Precision Castparts Corp.	1,033,151
18,600	Robert Half International, Inc.	679,830
10,840	Textron, Inc.	985,681
15,010	Thomas & Betts Corp. (b)	773,465
22,290	United Technologies Corp.	1,464,899
12,620	W.W. Grainger, Inc.	918,484
25,730	Waste Management, Inc.	964,360

		23,590,501

Information Technology (23.3%):
30,880	Adobe Systems, Inc. (b)	1,181,160
12,730	Apple Computer, Inc. (b)	1,032,148
26,310	BMC Software, Inc. (b)	797,456
166,960	Cisco Systems, Inc. (b)	4,028,745
7,810	Google, Inc., Class A (b)	3,720,606
78,090	Hewlett-Packard Co.	3,025,207
201,780	Intel Corp.	4,305,985
47,590	International Business Machines Corp.	4,393,985
16,020	Lam Research Corp. (b)	792,189
21,670	MEMC Electronic Materials, Inc. (b)	769,285
206,930	Microsoft Corp.	5,940,959
203,430	Oracle Corp. (b)	3,757,352
38,140	QUALCOMM, Inc.	1,387,915
34,220	Texas Instruments, Inc.	1,032,760

		36,165,752

Materials (2.6%):
11,750	Air Products and Chemicals, Inc.	818,623
12,440	Albemarle Corp.	808,973
6,780	Carpenter Technology Corp.	725,392
19,380	E.I. du Pont de Nemours & Co.	887,604
12,230	Freeport-McMoRan Copper & Gold, Inc., Class B	739,670

		3,980,262

Technology (0.5%):
39,760	QLogic Corp. (b)	818,261

Telecommunications (1.0%):
36,720	America Movil SA de CV	1,574,187

Transportation (1.7%):
24,200	SkyWest, Inc.	645,172
13,460	Union Pacific Corp.	1,219,879
19,690	YRC Worldwide Inc. (b)	762,791

		2,627,842

Utilities (2.0%):
18,820	Allegheny Energy, Inc. (b)	809,825
9,400	Entergy Corp.	806,802
9,390	Questar Corp.	765,097
11,400	TXU Corp.	719,682

		3,101,406

Total Common Stocks (Cost $138,229,828)		148,034,137

Depositary Receipts (3.2%):
41,670	Consumer Discretionary Select Sector SPDR Fund	1,550,541
88,950	Consumer Staples Select Sector SPDR Fund	2,297,578
30,850	Financial Select Sector SPDR Fund	1,093,941

Total Depositary Receipts (Cost $4,908,176)		4,942,060

Investment Company (1.1%):
1,650,382	Victory Institutional Money Market Fund, Investor Shares, 4.98% (c)	1,650,382

Total Investment Company (Cost $1,650,382)		1,650,382

Total Investments (Cost $144,788,386) (a) - 100.0%		$154,626,579

Percentages indicated are based upon net assets as of October 31, 2006.

(a)	Cost for federal income tax purposes is $145,953,408. Gross unrealized appreciation/depreciation on a tax basis is as follows:

Unrealized appreciation	$10,416,504
Unrealized depreciation	(1,743,333)

Net unrealized appreciation	$8,673,171

(b)	Non-income producing security.

(c)	Represents 1 day yield as of October 31, 2006.

SPDR – Standard & Poor’s Depositary Receipt

See notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

Growth and Income Fund

Schedule of Portfolio Investments	October 31, 2006

(Unaudited)

Shares	Security Description	Value
Common Stocks (97.3%):
Consumer Discretionary (11.9%):
11,660	Abercrombie & Fitch Co., Class A	$893,739
48,550	Coach, Inc. (b)	1,924,521
25,780	Colgate-Palmolive Co.	1,649,147
28,970	Comcast Corp., Class A (b)	1,178,210
16,400	J.C. Penney Co., Inc.	1,233,772
16,600	Kohl’s Corp. (b)	1,171,960
44,820	Mattel, Inc.	1,014,277
38,270	McDonald’s Corp.	1,604,278
13,260	McGraw-Hill Cos., Inc. (The)	850,894
26,630	Nordstrom, Inc.	1,260,931
11,160	Omnicom Group, Inc.	1,132,182
33,780	Starbucks Corp. (b)	1,275,195
62,430	Time Warner, Inc.	1,249,224
12,250	VF Corp.	931,123
56,930	Walt Disney Co. (The)	1,791,018
19,680	Yum! Brands, Inc.	1,170,173

		20,330,644

Consumer Staples (4.2%):
9,100	Archer-Daniels-Midland Co.	350,350
27,490	Coca-Cola Co. (The)	1,284,333
26,820	General Mills, Inc.	1,523,912
22,865	PepsiCo, Inc.	1,450,556
30,131	Procter & Gamble Co. (The)	1,910,004
14,400	Walgreen Co.	628,992

		7,148,147

Energy (10.7%):
17,140	Anadarko Petroleum Corp.	795,639
11,550	Apache Corp.	754,446
26,090	Chevrontexaco Corp.	1,753,248
11,780	ConocoPhillips	709,627
12,800	Devon Energy Corp.	855,552
16,270	ENSCO International, Inc.	796,742
86,730	Exxon Mobil Corp.	6,194,256
18,000	Hess Corp.	763,200
11,890	Occidental Petroleum Corp.	558,117
10,240	Questar Corp.	834,355
27,740	Schlumberger Ltd.	1,749,839
20,130	TXU Corp.	1,270,807
24,250	Valero Energy Corp.	1,269,003

		18,304,831

Financials (19.8%):
27,690	Allstate Corp. (The)	1,699,058
34,430	American International Group, Inc.	2,312,663
62,410	Bank of America Corp.	3,362,026
6,990	Bear Stearns Cos., Inc. (The)	1,057,937
68,460	Citigroup, Inc.	3,433,953
37,450	Fannie Mae	2,219,287
17,260	First Marblehead Corp. (The)	1,164,187
6,100	Goldman Sachs Group, Inc. (The)	1,157,719
19,950	Hartford Financial Services Group, Inc. (The)	1,739,042
64,925	JPMorgan Chase & Co.	3,080,042
27,460	KeyCorp	1,019,864
18,880	Lehman Brothers Holdings, Inc.	1,469,619

27,010	Mellon Financial Corp.	1,047,988
21,610	Merrill Lynch & Co., Inc.	1,889,146
14,530	MetLife, Inc.	830,099
14,850	Morgan Stanley	1,134,986
15,380	Reinsurance Group of America, Inc.	867,432
26,020	U.S. Bancorp	880,517
23,110	W. R. Berkley Corp.	851,835
20,540	Wachovia Corp.	1,139,970
44,880	Wells Fargo & Co.	1,628,695

		33,986,065

Health Care (11.4%):
40,000	Abbott Laboratories	1,900,400
18,570	Amgen, Inc. (b)	1,409,649
24,840	Applera Corp.	926,532
20,070	Baxter International, Inc.	922,618
9,340	Genentech, Inc. (b)	778,022
18,910	Gilead Sciences, Inc. (b)	1,302,899
27,840	ImClone Systems, Inc. (b)	871,114
53,126	Johnson & Johnson	3,580,691
17,410	Medtronic, Inc.	847,519
50,240	Merck & Co., Inc.	2,281,901
41,298	Pfizer, Inc.	1,100,592
39,000	Schering-Plough Corp.	863,460
13,400	WellPoint, Inc. (b)	1,022,688
32,600	Wyeth	1,663,578

		19,471,663

Industrials (11.9%):
20,990	3M Co.	1,654,851
10,960	Boeing Co. (The)	875,266
9,360	Corporate Executive Board Co. (The)	840,715
12,580	FedEx Corp.	1,440,912
149,690	General Electric Co.	5,255,615
9,530	Jacobs Engineering Group, Inc. (b)	719,896
15,880	Manitowoc Company, Inc. (The)	871,494
15,510	Precision Castparts Corp.	1,055,611
44,420	QLogic Corp. (b)	914,164
14,920	Rockwell Collins, Inc.	866,554
21,020	Stryker Corp.	1,099,136
30,250	Tyco International Ltd.	890,258
15,820	Union Pacific Corp.	1,433,767
18,980	United Technologies Corp.	1,247,366
31,600	Waste Management, Inc.	1,184,368

		20,349,973

Information Technology (15.1%):
28,930	BMC Software, Inc. (b)	876,868
84,370	Cisco Systems, Inc. (b)	2,035,848
8,380	Google, Inc., Class A (b)	3,992,148
86,440	Hewlett-Packard Co.	3,348,686
160,310	Intel Corp.	3,421,015
39,510	International Business Machines Corp.	3,647,958
23,770	MEMC Electronic Materials, Inc. (b)	843,835
117,890	Microsoft Corp.	3,384,622
187,370	Oracle Corp. (b)	3,460,724
23,880	QUALCOMM, Inc.	868,993

		25,880,697

Materials (3.5%):
12,000	Air Products and Chemicals, Inc.	836,040
13,780	Albemarle Corp.	896,113
13,170	Allegheny Technologies, Inc.	1,036,874
7,480	Carpenter Technology Corp.	800,285
41,280	Celanese Corp.	850,781
14,220	Freeport-McMoRan Copper & Gold, Inc., Class B	860,026
25,020	Pactiv Corp. (b)	771,617

		6,051,736

Real Estate Investment Trust (2.3%):
17,110	Apartment Investment & Management Co.	980,745

33,100	Archstone-Smith Trust	1,992,951
32,060	CB Richard Ellis Group, Inc., (b)	962,762

		3,936,458

Telecommunications (3.6%):
22,310	America Movil SA de CV	956,430
72,080	AT&T, Inc.	2,468,740
28,360	BellSouth Corp.	1,279,036
40,040	Verizon Communications, Inc.	1,481,480

		6,185,686

Transportation (0.4%):
26,480	SkyWest, Inc.	705,957

Utilities (2.5%):
45,400	Duke Energy Corp.	1,436,456
13,230	Entergy Corp.	1,135,531
19,780	PG&E Corp.	853,309
18,140	Pinnacle West Capital Corp.	867,274

		4,292,570

Total Common Stocks (Cost $151,524,285)		166,644,427

Depositary Receipts (2.0%):
131,530	Consumer Staples Select Sector SPDR Fund	3,397,420

Total Depositary Receipts (Cost $3,406,974)		3,397,420

Investment Company (0.7%):
1,172,566	Victory Institutional Money Market Fund, Investor Shares, 4.98% (c)	1,172,566

Total Investment Company (Cost $1,172,566)		1,172,566

Total Investments (Cost $156,103,825) (a) - 100.0%		$171,214,413

Percentages indicated are based upon net assets as of October 31, 2006.

(a)	Cost for federal income tax purposes is $156,326,178. Gross unrealized appreciation/depreciation on a tax basis is as follows:

Unrealized appreciation	$16,167,329
Unrealized depreciation	(1,279,094)

Net unrealized appreciation	$14,888,235

(b)	Non-income producing security.

(c)	Represents 1 day yield as of October 31, 2006.

SPDR – Standard & Poor’s Depositary Receipt

See notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

Value Fund

Schedule of Portfolio Investments	October 31, 2006

(Unaudited)

Shares	Security Description	Value
Common Stocks (95.9%):
Consumer Discretionary (6.2%):
23,930	Comcast Corp., Class A (b)	$973,233
12,320	J.C. Penney Co., Inc.	926,834
51,460	McDonald’s Corp.	2,157,203
22,780	Nordstrom, Inc.	1,078,633
8,460	Omnicom Group, Inc.	858,267
100,180	Time Warner, Inc.	2,004,602
62,370	Walt Disney Co. (The)	1,962,160
15,450	Yum! Brands, Inc.	918,657

		10,879,589

Consumer Staples (7.5%):
27,364	Altria Group, Inc.	2,225,514
16,780	Archer-Daniels-Midland Co.	646,030
54,210	Coca-Cola Co. (The)	2,532,691
29,930	General Mills, Inc.	1,700,623
49,310	Mattel, Inc.	1,115,885
13,220	Molson Coors Brewing Co., Class B	941,000
65,490	Procter & Gamble Co. (The)	4,151,411

		13,313,154

Energy (15.4%):
17,500	Anadarko Petroleum Corp.	812,350
11,950	Apache Corp.	780,574
68,370	Chevrontexaco Corp.	4,594,463
60,330	CMS Energy Corp. (b)	898,314
53,830	ConocoPhillips	3,242,718
22,980	Devon Energy Corp.	1,535,983
12,500	EOG Resources Inc.	831,625
118,928	Exxon Mobil Corp.	8,493,837
15,970	Hess Corp.	677,128
18,040	Occidental Petroleum Corp.	846,798
43,050	Pepco Holdings, Inc.	1,094,331
10,370	Questar Corp.	844,948
14,050	TXU Corp.	886,977
28,120	Valero Energy Corp.	1,471,520

		27,011,566

Financials (35.6%):
43,870	Allstate Corp. (The)	2,691,863
16,670	AMB Property Corp.	973,695
46,000	American International Group, Inc.	3,089,820
35,550	Apartment Investment & Management Co.	2,037,726
36,660	Archstone-Smith Trust	2,207,299
112,050	Bank of America Corp.	6,036,133
8,720	Bear Stearns Cos., Inc. (The)	1,319,772
149,370	Citigroup, Inc.	7,492,398
57,750	Fannie Mae	3,422,265
17,880	First Marblehead Corp. (The)	1,206,006
12,450	Goldman Sachs Group, Inc. (The)	2,362,886
26,790	Hartford Financial Services Group, Inc. (The)	2,335,284
103,289	JPMorgan Chase & Co.	4,900,030
31,980	KeyCorp	1,187,737
34,130	Lehman Brothers Holdings, Inc.	2,656,679
17,680	Mack-Cali Realty Corp.	935,272
39,090	Merrill Lynch & Co., Inc.	3,417,248
25,950	MetLife, Inc.	1,482,524

24,200	Morgan Stanley	1,849,606
33,210	Reinsurance Group of America, Inc.	1,873,044
52,560	St. Paul Travelers Cos., Inc. (The)	2,687,393
45,080	U.S. Bancorp	1,525,507
39,800	Wachovia Corp.	2,208,900
69,320	Wells Fargo & Co.	2,515,623

		62,414,710

Health Care (6.3%):
17,870	Abbott Laboratories	849,004
18,320	Baxter International, Inc.	842,170
27,840	ImClone Systems, Inc. (b)	871,114
21,780	Johnson & Johnson	1,467,972
58,490	Merck & Co., Inc.	2,656,616
112,560	Pfizer, Inc.	2,999,723
27,700	Wyeth	1,413,531

		11,100,130

Industrials (6.5%):
10,880	3M Co.	857,779
9,610	Burlington Northern Santa Fe Corp.	745,063
133,540	General Electric Co.	4,688,590
16,240	Precision Castparts Corp.	1,105,295
18,230	Republic Services, Inc.	747,612
16,370	Rockwell Collins, Inc.	950,770
25,160	SkyWest, Inc.	670,766
8,340	Textron, Inc.	758,356
14,820	United Technologies Corp.	973,970

		11,498,201

Information Technology (3.3%):
73,513	Hewlett-Packard Co.	2,847,894
13,340	International Business Machines Corp.	1,231,682
91,310	Oracle Corp. (b)	1,686,496

		5,766,072

Materials (4.0%):
12,550	Air Products & Chemicals, Inc.	874,359
15,950	Albemarle Corp.	1,037,228
12,600	Allegheny Technologies, Inc.	991,998
11,480	Ashland, Inc.	678,468
41,400	Celanese Corp.	853,254
14,460	Freeport-McMoRan Copper & Gold, Inc., Class B	874,541
27,940	Pactiv Corp. (b)	861,670
15,130	Steel Dynamics, Inc.	909,464

		7,080,982

Telecommunications (7.0%):
23,650	America Movil SA de CV	1,013,876
120,900	AT&T, Inc.	4,140,825
50,080	BellSouth Corp.	2,258,608
18,250	Leap Wireless International, Inc. (b)	1,012,145
94,810	Verizon Communications, Inc.	3,507,970

		11,933,424

Utilities (4.1%):
22,720	Alliant Energy Corp.	871,312
58,240	Duke Energy Corp.	1,842,713
16,320	Entergy Corp.	1,400,746
19,940	FirstEnergy Corp.	1,173,470
19,930	PG&E Corp.	859,780
22,730	Pinnacle West Capital Corp.	1,086,721

		7,234,742

Total Common Stocks (Cost $148,404,694)		168,232,570

Depositary Receipts (1.3%):
33,710	Consumer Staples Select Sector SPDR Fund	870,729
41,130	Financial Select Sector SPDR Fund	1,458,470

Total Depositary Receipts (Cost $2,321,511)		2,329,199

Investment Company (2.8%):
4,944,279	Victory Institutional Money Market Fund, Investor Shares, 4.98% (c)	4,944,279

Total Investment Company (Cost $4,944,279)		4,944,279

Total Investments (Cost $155,670,484) (a) -100.0%		$175,506,048

Percentages indicated are based upon net assets as of October 31, 2006.

(a)	Cost for federal income tax purposes is $155,958,543. Gross unrealized appreciation/depreciation on a tax basis is as follows:

Unrealized appreciation	$20,654,268
Unrealized depreciation	(1,106,763)

Net unrealized appreciation	$19,547,505

(b)	Non-income producing security.

(c)	Represents 1 day yield as of October 31, 2006.

SPDR – Standard & Poor’s Depositary Receipt

See notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

High Grade Core Fixed Income Fund

Schedule of Portfolio Investments	October 31, 2006

(Unaudited)

Shares or Principal Amount	Security Description	Value
U.S. Government Agency Mortgage-Backed Obligations (29.5%):
Federal Home Loan Mortgage Corp. (4.5%):
$3,259,491	5.50%, 4/1/21	$3,263,828
3,903,341	6.00%, 7/1/21	3,960,752
5,389,727	5.50%, 3/1/35	5,335,370
2,039,175	6.00%, 4/1/36	2,053,712

		14,613,662

Federal National Mortgage Assoc. (23.3%):
2,718,394	4.50%, 6/1/14	2,660,621
3,704,781	4.50%, 3/1/19	3,583,761
3,551,073	5.00%, 10/1/33	3,438,229
841,498	5.00%, 3/1/34	814,758
4,415,390	5.09%, 9/1/34	4,329,643
4,407,222	5.09%*, 10/1/34	4,388,278
3,318,069	5.50%, 2/1/35	3,285,848
7,742,455	5.50%, 2/1/35	7,667,269
2,840,924	5.00%, 4/1/35	2,744,649
3,146,331	6.00%, 4/1/35	3,171,007
4,906,233	5.00%, 7/1/35	4,739,966
8,188,000	5.50%, 7/25/35	8,098,647
1,581,561	5.00%, 8/1/35	1,529,292
3,705,089	5.00%, 8/1/35	3,582,638
4,527,003	5.50%, 10/1/35	4,477,703
5,460,732	5.50%, 10/1/35	5,401,263
3,118,975	6.00%, 12/1/35	3,139,998
2,660,377	6.00%, 3/1/36	2,677,679
3,360,406	6.50%, 6/1/36	3,426,367
2,011,197	6.50%, 6/1/36	2,050,675

		75,208,291

Government National Mortgage Assoc. (1.7%):
2,529,249	6.00%, 10/15/35	2,565,290
2,789,322	5.50%, 11/15/35	2,779,272

		5,344,562

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $93,328,536)		95,166,515

Corporate Bonds (31.1%):
Consumer Discretionary (4.2%):
2,400,000	Daimler Chrysler NA Holding Corp, 5.875%, 3/15/11	2,419,987
2,900,000	Harvard President & Fellows of Harvard, 6.30%, 10/1/37, Callable 4/1/16 @ 100	3,140,190
1,900,000	Lowe’s Cos., Inc., 5.40%, 10/15/16	1,899,242
1,555,000	May Department Stores Co., 8.50%, 6/1/19	1,825,937
1,400,000	McDonald’s Corp., 6.50%, 8/1/07	1,408,246
2,500,000	Wal-Mart Stores, Inc., 8.85%, 1/2/15	2,940,675

		13,634,277

Consumer Staples (2.4%):
625,000	Bestfoods, Series F, 6.625%, 4/15/28, MTN	693,126
1,388,000	Colgate-Palmolive Co., Series B, 7.60%, 5/19/25, MTN	1,752,281
300,000	Kellogg Co., 2.875%, 6/1/08	289,266
2,200,000	Procter & Gamble Co. (The), 8.50%, 8/10/09	2,398,484

2,495,000	Sysco Corp., 7.25%, 4/15/07	2,514,910

		7,648,067

Electrical Utility (0.9%):
2,650,000	Dominion Resources Inc, 5.25%, 8/1/33	2,589,357

Energy (5.3%):
2,295,000	Alabama Power Co., Series 1, 5.65%, 3/15/35, Callable 3/15/15 @100	2,214,728
5,000,000	Amoco Corp., 6.50%, 8/1/07	5,035,599
1,030,000	Atlantic Richfield Co., 8.50%, 4/1/12	1,195,472
2,125,000	Duke Capital LLC., 8.00%, 10/1/19	2,501,210
3,195,000	Halliburton Co., 8.75%, 2/15/21	4,052,659
1,950,000	Smith International, Inc., 6.00%, 6/15/16	2,000,688

		17,000,356

Financials (9.1%):
Banking (2.5%):
3,000,000	Chase Manhattan Corp., 7.25%, 6/1/07	3,026,790
2,150,000	Countrywide Financial Corp., 5.66%*, 12/19/08, Series MTNA	2,156,654
1,104,536	Fifth Third Bancorp, Series BKNT, 2.87%, 8/10/09	1,062,929
1,825,000	Washington Mutual Bank, 5.81%*, 5/20/13	1,827,759

		8,074,132

Financial Services (6.6%):
2,900,000	CIT Group, Inc., 5.00%, 11/24/08	2,891,839
1,025,000	FGIC Corp., 6.00%, 1/15/34 (b)	1,036,025
3,000,000	General Electric Capital Corp., 8.625%, 6/15/08	3,155,400
2,500,000	Genworth Financial, Inc., 5.75%, 6/15/14	2,565,440
1,000,000	General Electric Capital Corp., 5.72%, 8/22/11, Callable 1/22/09 @100	1,009,771
1,000,000	International Lease Finance Corp., Series MTNP, 5.77%*, 1/15/10, MTN	1,007,970
3,450,000	International Lease Finance Corp., 5.72%, 7/13/12	3,472,032
3,426,545	Toyota Motor Credit Corp., 2.75%, 8/6/09, MTN	3,294,209
2,450,000	Toyota Motor Credit Corp., Series B, 5.42%, 3/22/17, Callable 3/22/07 @ 100, MTN	2,406,949
		19,829,864

		28,913,767

Gold Mining (0.7%):
2,130,000	Placer Dome, Inc., 6.45%, 10/15/35	2,167,914

Information Technology (0.9%):
2,925,000	Dell, Inc., 7.10%, 4/15/28	3,331,400

Pharmaceuticals (1.3%):
950,000	Abbott Laboratories, 5.60%, 5/15/11	969,181
2,872,000	Pharmacia Corp., 6.75%, 12/15/27	3,330,776

		4,299,957

Supranational Agency (2.3%):
1,860,000	African Development Bank, 6.875%, 10/15/15	2,068,951
4,779,000	Inter-American Development Bank, 8.50%, 3/15/11	5,427,711

		7,496,662

Telephone Utility (1.5%):
4,075,000	GTE Southwest, Inc., First Mortgage Bond, 8.50%, 11/15/31	4,945,013

Television and Radio Equipment Manufacturing (0.5%):
1,550,000	Harris Corp., 5.00%, 10/1/15	1,466,120

Transportation (2.0%):
835,073	Burlington Northern & Santa Fe Railway Co. (The), Series 2002-2, 5.14%, 1/15/21	833,387
5,132,967	FedEx Corp., Pass Thru Certificates, 7.50%, 1/15/18	5,721,364

		6,554,751

Total Corporate Bonds (Cost $98,174,669)		100,047,641

U.S. Government Agencies (19.1%):
Federal Home Loan Bank (5.6%):
4,100,000	5.00%, 10/27/08	4,077,733
2,000,000	5.02%, 11/7/08, Callable 11/7/06 @ 100	2,000,818
5,000,000	5.75%, 8/7/09, Callable 8/7/07 @ 100	5,013,035
1,000,000	4.75%*, 8/21/09	999,686
3,000,000	7.625%, 5/14/10	3,268,920
400,000	5.00%*, 5/26/10	402,128
2,000,000	4.00%, 12/30/10	1,977,252
535,000	4.87%, 9/7/12 (d)	524,070

		18,263,642

Federal Home Loan Mortgage Corp. (5.2%):
2,025,000	3.00%, 4/19/07, MTN (c)(d)	2,003,887
3,500,000	5.00%, 1/28/08, MTN	3,492,037
1,500,000	6.25%, 3/5/12	1,504,298
1,500,000	6.00%, 11/20/15, Callable 11/20/06 @ 100, MTN	1,499,387
3,000,000	6.25%, 4/7/21, Callable 4/7/08 @ 100	3,002,117
2,441,540	4.50%, 8/1/33	2,299,282
2,972,797	5.00%, 5/1/34	2,878,626

		16,679,634

Federal National Mortgage Assoc. (4.8%):
3,000,000	5.55%, 11/10/08, Callable 2/10/07 @ 100	3,000,888
750,000	3.63%, 12/28/09, Callable 12/28/06 @ 100 (c)	747,255
1,000,000	6.875%, 9/10/12	1,011,704
3,150,000	5.25%, 9/15/16	3,227,540
3,183,922	5.00%, 1/1/34	3,082,745
4,305,385	6.00%, 1/1/36	4,334,405
876,400	4.50%, 10/1/33	825,320

		16,229,857

Private Export Funding Corp. (1.2%):
565,000	Private Export Funding Corp., 7.11%, 4/15/07	569,650
3,105,000	Private Export Funding Corp., 6.67%, 9/15/09	3,259,474

		3,829,124

		3,829,124

Small Business Administration Corp. (0.6%):
1,750,295	Small Business Administration Corp., 6.34%, 8/1/11	1,810,418

Sovereign Agency (1.4%):
4,707,055	New Valley Generation IV, 4.69%, 1/15/22	4,618,891

Total U.S. Government Agencies (Cost $60,762,651)		61,431,566

U.S. Treasury Bonds (7.4%):
6,425,000	7.25%, 5/15/16	7,713,014
2,850,000	7.875%, 2/15/21	3,752,871
6,000,000	6.25%, 8/15/23	6,984,378
4,905,000	5.50%, 8/15/28	5,370,190

Total U.S. Treasury Bonds (Cost $22,591,525)		23,820,453

U.S. Treasury Notes (11.7%):
3,000,000	4.00%, 6/15/09	2,955,120
21,500,000	4.75%, 3/31/11	21,652,027
5,000,000	4.875%, 7/31/11	5,063,675
6,000,000	4.75%, 5/15/14	6,061,878
2,000,000	5.125%, 5/15/16	2,079,688

Total U.S. Treasury Notes (Cost $37,494,075)		37,812,388

Investment Company (1.2%):
3,835,121	Victory Institutional Money Market Fund, Investor Shares, 4.98% (e)	3,835,121

Total Investment Company (Cost $3,835,121)		3,835,121

Total Investments (Cost $316,186,577) -100.0%		$322,113,684

Percentages indicated are based upon net assets as of October 31, 2006.

*	Variable rate security. Rate presented represents rate in effect at October 31, 2006. Maturity reflects final maturity date.

(a)	Cost for federal income tax purposes is $316,373,704. Gross unrealized appreciation/depreciation on a tax basis is as follows:

Unrealized appreciation	$6,566,545
Unrealized depreciation	(826,565)

Net unrealized appreciation	$5,739,980

(b)	Restricted Security.

(c)	This security has a rate that periodically changes. Rate presented represents rate in effect at October 31, 2006.

(d)	Security continuously callable with five days notice.

(e)	Represents 1 day yield as of October 31, 2006.

LLC – Limited Liability Corporation

MTN – Medium Term Note

See notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

Tax-Free Securities Fund

Schedule of Portfolio Investments	October 31, 2006

(Unaudited)

Principal Amount	Security Description	Value
Alternative Minimum Tax Paper (13.5%):
Florida (0.7%):
$2,000,000	Hillsborough County Aviation Authority Revenue, 5.25%, 10/1/18, Callable 10/1/13 @ 100, MBIA	$2,143,340

Hawaii (11.9%):
3,000,000	Hawaii Airport System Revenue, 5.625%, 7/1/18, Callable 7/1/11 @ 100, FGIC	3,226,380
15,375,000	Hawaii Airport System Revenue, Second Series, 6.90%, 7/1/12, Escrowed to Maturity, MBIA	16,985,993
3,000,000	Hawaii Department of Budget & Finance Special Purpose Revenue, Hawaiian Electric Co., 5.70%, 7/1/20, Callable 7/1/10 @ 101, AMBAC	3,203,160
5,000,000	Hawaii Department of Budget & Finance Special Purpose Revenue, Hawaiian Electric Co., Series A, 6.20%, 5/1/26, Callable 5/1/07 @ 100, MBIA	5,055,750
5,200,000	Hawaii Department of Budget & Finance Special Purpose Revenue, Hawaiian Electric Co., Series A, 5.65%, 10/1/27, Callable 10/1/12 @ 101, MBIA	5,654,272
1,500,000	Hawaii Harbor System Revenue, Series B, 5.50%, 7/1/19, Callable 7/1/12 @ 100, AMBAC	1,612,890

		35,738,445

Virginia (1.6%):
4,605,000	Virginia State Housing Development Authority, Series C, 4.25%, 7/1/13	4,663,437

Total Alternative Minimum Tax Paper (Cost $39,735,595)		40,401,882

Municipal Bonds (86.5%):
Arizona (4.3%):
3,000,000	Phoenix Arizona Civic Improvement Corp., Revenue, 5.50%, 7/1/32, FGIC (b)	2,599,500
2,150,000	Phoenix Civic Improvement Corp. Revenue, 5.25%, 7/1/16, Callable 7/1/07 @ 100, MBIA	2,172,296
7,255,000	Phoenix Civic Improvement Corp., District Revenue, 5.50%, 7/1/31, FGIC (b)	6,292,115
1,605,000	Scottsdale GO, 5.375%, 7/1/16, Callable 7/1/11 @ 101	1,747,685

		12,811,596

Arkansas (0.7%):
2,000,000	Arkansas State Development Finance Authority, 4.80%, 7/1/26, Callable 1/1/16 @ 100	2,022,060

California (0.4%):
1,275,000	California State Variable GO, 5.00%, 8/1/33, Callable 8/1/15 @ 100	1,341,007

Connecticut (0.7%):
2,000,000	Connecticut State Health & Educational Facility Authority Revenue, University of Hartford, Series G, 5.25%, 7/1/26, Callable 7/1/16 @ 100	2,158,640

Florida (4.2%):
3,500,000	Florida State Turnpike Authority Revenue, Department of Transportation, Series A, 5.75%, 7/1/17, Prerefunded 7/1/10 @ 101	3,795,260
2,000,000	Hillsborough County Aviation Authority Revenue, 5.25%, 10/1/18, Callable 10/1/13 @ 100, MBIA	2,143,340
2,000,000	Miami-Dade County Expressway	2,185,760
	Authority Toll System Revenue, 6.00%, 7/1/20, Prerefunded 7/1/10 @ 101, FGIC
3,725,000	Orlando Utilities Community Water & Electric Revenue, Series D, 6.75%, 10/1/17, Escrowed to Maturity	4,449,848

		12,574,208

Georgia (3.5%):
390,000	Georgia Municipal Electric Authority Power Revenue, Series W, 6.60%, 1/1/18, Escrowed to Maturity, MBIA	489,770
6,420,000	Georgia Municipal Electric Authority Power Revenue, Series W, 6.60%, 1/1/18, MBIA	7,577,589
2,330,000	Metropolitan Atlanta Rapid Transportation Authority Sales Tax Revenue, Series P, 6.25%, 7/1/11, AMBAC	2,546,830

		10,614,189

Hawaii (50.2%):
2,000,000	Hawaii County GO, Series A, 5.50%, 5/1/08, FGIC	2,056,560
605,000	Hawaii County GO, Series A, 5.60%, 5/1/13, FGIC	673,038
1,065,000	Hawaii County GO, Series A, 5.50%, 7/15/14, Callable 7/15/11 @ 100, FGIC	1,151,712
1,340,000	Hawaii County GO, Series A, 5.50%, 7/15/15, Callable 7/15/11 @ 100, FGIC	1,448,500
2,000,000	Hawaii County GO, Series A, 5.50%, 5/15/16, Callable 5/15/09 @ 101, FSA	2,108,480
3,000,000	Hawaii Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Series A, 4.95%, 4/1/12, MBIA	3,198,930
2,000,000	Hawaii Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Series A, 5.50%, 12/1/14, Callable 12/1/09 @ 101, AMBAC	2,128,240
2,500,000	Hawaii Department of Budget & Finance, Special Purpose Revenue, Queens Health System, Series B, 5.25%, 7/1/23, Callable 7/1/08 @ 102, MBIA	2,617,075
2,340,000	Hawaii Housing Finance & Development Corp., University of Hawaii Faculty Housing Project Revenue, 5.70%, 10/1/25, Callable 10/1/06 @ 100.5, AMBAC	2,353,783
2,000,000	Hawaii State GO, Series BZ, 6.00%, 10/1/12, FGIC	2,254,600

1,350,000	Hawaii State GO, Series CH, 4.75%, 11/1/11, MBIA	1,422,279
1,335,000	Hawaii State GO, Series CH, 4.75%, 11/1/13, MBIA	1,424,926
3,000,000	Hawaii State GO, Series CM, 6.50%, 12/1/13, FGIC	3,528,960
1,500,000	Hawaii State GO, Series CN, 6.25%, 3/1/08, FGIC	1,552,185
1,520,000	Hawaii State GO, Series CP, 5.00%, 10/1/13, Callable 10/1/07 @ 101, FGIC	1,553,440
1,235,000	Hawaii State GO, Series CP, 5.00%, 10/1/15, Callable 10/1/07 @ 101, FGIC	1,261,491
3,075,000	Hawaii State GO, Series CP, 5.00%, 10/1/15, Prerefunded 10/1/07 @ 101, FGIC	3,147,109
860,000	Hawaii State GO, Series CP, 5.00%, 10/1/16, Callable 10/1/07 @ 101, FGIC	878,679
1,460,000	Hawaii State GO, Series CP, 5.00%, 10/1/17, Prerefunded 10/1/07 @ 101, FGIC	1,494,237
590,000	Hawaii State GO, Series CP, 5.00%, 10/1/17, Callable 10/1/07 @ 101, FGIC	602,709
2,000,000	Hawaii State GO, Series CT, 5.875%, 9/1/16, Prerefunded 9/1/09 @ 101, FSA	2,143,740
2,000,000	Hawaii State GO, Series CT, 5.875%, 9/1/17, Prerefunded 9/1/09 @ 101, FSA	2,143,740
500,000	Hawaii State GO, Series CY, 5.75%, 2/1/15, FSA	571,850
2,080,000	Hawaii State GO, Series DD, 5.00%, 5/1/16, Callable 5/1/14 @ 100, MBIA	2,248,501
1,000,000	Hawaii State GO, Series DD, 5.00%, 5/1/17, Callable 5/1/14 @ 100, MBIA	1,077,620
1,560,000	Hawaii State GO, Series DD, 5.00%, 5/1/18, Callable 5/1/14 @ 100, MBIA	1,676,875
2,680,000	Hawaii State GO, Series DD, 5.00%, 5/1/18, Prerefunded 5/1/14 @ 100, MBIA	2,917,180
665,000	Hawaii State GO, Series CP, 5.00%, 10/1/12, Callable 10/1/07 @ 101, FGIC	679,810
1,000,000	Hawaii State Highway Revenue, 5.25%, 7/1/14, Prerefunded 7/1/08 @ 101, FGIC	1,037,390
2,325,000	Hawaii State Highway Revenue, 5.375%, 7/1/15, Prerefunded 7/1/11 @ 100, FSA	2,507,768
1,350,000	Hawaii State Highway Revenue, 5.375%, 7/1/17, Prerefunded 7/1/10 @ 100, FSA	1,434,780
2,530,000	Hawaii State Highway Revenue, 5.375%, 7/1/18, Prerefunded 7/1/10 @ 100, FSA	2,688,884
2,970,000	Honolulu City & County Board of Water Supply System Revenue, Series A, 4.75%, 7/1/18, Callable 7/1/14 @ 100, FGIC	3,137,657
10,865,000	Honolulu City & County Board of Water Supply System Revenue, Series A, 4.75%, 7/1/31, Callable 7/1/16 @ 100, MBIA	11,169,654

6,450,000	Honolulu City & County GO, 5.00%, 7/1/20, Callable 7/1/15 @ 100 875,000 A, 6.00%, 1/1/11, FGIC	6,952,132
		957,556
4,820,000	Honolulu City & County GO, Series A, 5.75%, 4/1/11, Escrowed to Maturity, FGIC	5,253,414
1,865,000	Honolulu City & County GO, Series A, 5.75%, 4/1/12, FGIC	2,061,459
850,000	Honolulu City & County GO, Series A, 5.75%, 4/1/13, Escrowed to Maturity, FGIC	953,768
3,345,000	Honolulu City & County GO, Series A, 5.75%, 4/1/13, FGIC	3,745,229
1,670,000	Honolulu City & County GO, Series A, 5.625%, 9/1/13, Prerefunded 9/1/08 @ 100, FGIC	1,732,208
3,500,000	Honolulu City & County GO, Series A, 5.375%, 9/1/18, Prerefunded 9/1/11 @ 100, FSA	3,784,165
6,250,000	Honolulu City & County GO, Series A, 5.00%, 7/1/19, Callable 7/1/15 @ 100, MBIA	6,760,437
1,000,000	Honolulu City & County GO, Series B, 5.125%, 7/1/10, Callable 7/1/09 @ 101, FGIC	1,049,500
640,000	Honolulu City & County GO, Series B, 5.25%, 10/1/12, FGIC	696,109
2,595,000	Honolulu City & County GO, Series B, 5.125%, 7/1/18, Callable 7/1/09 @ 101, FGIC	2,723,453
2,500,000	Honolulu City & County GO, Series C, 5.125%, 7/1/16, Callable 7/1/09 @ 101, FGIC	2,615,950
2,000,000	Honolulu City & County Waste Water System Revenue, Junior Series, 5.00%, 7/1/23, Callable 7/1/09 @ 101, FGIC	2,075,620
2,320,000	Honolulu City & County Water GO, 6.00%, 12/1/11, Escrowed to Maturity, FGIC	2,584,178
3,460,000	Honolulu Hawaii City & County, 5.25%, 7/1/19, Callable 7/1/15 @ 100, FGIC	3,813,716
2,125,000	Honolulu Hawaii City & County GO, Series A, 6.00%, 1/1/11, Escrowed to Maturity, FGIC	2,326,365
2,250,000	Honolulu Hawaii City and County, 5.00%, 7/1/22, Callable 7/1/16 @ 100, MBIA	2,430,585
11,535,000	Honolulu Hawaii City and County, 5.00%, 7/1/32, Callable 7/1/16 @ 100, MBIA	12,289,273
2,365,000	Honolulu Waste Water, 5.00%, 7/1/23, Callable 7/1/16 @ 100, MBIA	2,546,963
1,340,000	Kauai County GO, Series C, 5.90%, 8/1/09, AMBAC	1,421,566
1,000,000	Maui County GO, 6.00%, 12/15/08, Escrowed to Maturity, FGIC	1,049,700
1,160,000	Maui County GO, Series A, 5.125%, 3/1/15, Prerefunded 3/1/08 @ 101, FGIC	1,195,264
2,040,000	Maui County GO, Series A, 5.375%, 3/1/17, Prerefunded 3/1/08 @ 101, FGIC	2,108,585
1,125,000	Maui County GO, Series C, 5.25%, 3/1/18, Callable 3/1/11 @ 100, FGIC	1,195,470
1,000,000	University of Hawaii System Revenue, Series A, 5.50%, 7/15/16, Callable 7/15/12 @ 100, FGIC	1,099,230

1,205,000	University of Hawaii System Revenue, Series A, 5.50%, 7/15/22, Callable 7/15/12 @ 100, FGIC	1,324,572
1,000,000	University of Hawaii System Revenue, Series A, 5.50%, 7/15/29, Callable 7/15/12 @ 100, FGIC	1,099,230

		150,138,079

Illinois (0.7%):
2,000,000	Chicago Midway Airport Revenue, Series C, 5.50%, 1/1/15, MBIA	2,235,060

Indiana (0.4%):
1,000,000	Tri School Indiana School Revenue, 5.00%, 7/15/15, FSA	1,073,400

Kentucky (0.5%):
1,250,000	Kentucky State Property & Buildings Commission Revenue, 2nd Series, 5.50%, 11/1/16, FSA	1,377,025

Massachusetts (0.4%):
1,000,000	Massachusetts State GO, Series C, 5.75%, 10/1/20, Prerefunded 10/1/10 @ 100	1,078,510

Michigan (1.9%):
3,000,000	Michigan Municipal Building Authority Revenue, Clean Water Revolving Fund, 5.50%, 10/1/21, Prerefunded 10/1/10 @ 101	3,240,210
2,245,000	Michigan State Strategic Fund Ltd. Obligation Revenue, 6.95%, 5/1/11, FGIC	2,548,546

		5,788,756

Missouri (0.7%):
2,000,000	University of Missouri Revenue, Series B, 5.375%, 11/1/16, Callable 11/1/11 @ 100	2,165,700

New York (4.3%):
2,000,000	New York State Thruway Authority Revenue, Highway & Bridge Trust Fund, Series A, 5.80%, 4/1/18, Callable 4/1/10 @ 101, FSA	2,165,740
5,165,000	New York, New York GO, Series J, 5.00%, 6/1/21, Callable 6/1/16 @ 100	5,538,430
5,000,000	New York, New York GO, Series J, 5.00%, 6/1/24, Callable 6/1/16 @ 100	5,328,850

		13,033,020

Ohio (1.8%):
3,165,000	Columbus Municipal Airport Authority Revenue, Port Columbus Improvement, Series B, 5.00%, 1/1/16, Callable 1/1/08 @ 101, AMBAC	3,240,422
1,000,000	Hamilton County Sales Tax Revenue, Series B, 5.25%, 12/1/18, Callable 12/1/10 @ 100, AMBAC	1,059,310
1,000,000	Ohio State Building Authority, Adult Correction Facility Revenue, Series A, 5.50%, 10/1/14, Callable 10/1/11 @ 100, FSA	1,080,590

		5,380,322

Oregon (2.9%):
3,100,000	Clackamas Community College District GO, 5.25%, 6/15/16, Callable 6/15/11 @ 100, FGIC	3,321,092

5,000,000	Portland Sewer System Revenue, Series A, 5.75%, 8/1/18, Callable 8/1/10 @ 100, FGIC	5,385,850

		8,706,942

Tennessee (0.5%):
1,600,000	Shelby County GO, Series B, 5.25%, 8/1/17, Callable 8/1/07 @ 101	1,635,776

Texas (2.9%):
2,395,000	Barbers Hill Independent School District GO, 5.00%, 2/15/24, Callable 2/15/15 @ 100, PSF	2,543,227
2,345,000	Grapevine GO, Series A, 5.00%, 8/15/24, Callable 2/15/15 @ 100, MBIA	2,490,132
2,000,000	Houston Independent School District GO, Series A, 5.00%, 2/15/24, Callable 2/15/15 @ 100, PSF-GTD	2,123,780
1,365,000	New Braunfels GO, 5.00%, 10/1/16, Callable 10/1/14 @ 100, AMBAC	1,475,005

		8,632,144

Washington (5.2%):
3,475,000	Douglas County School District No. 206 Eastmont GO, 5.00%, 12/1/17, Callable 6/1/11 @ 100, FGIC	3,657,542
2,000,000	Port Seattle Washington Revenue, 5.00%, 2/1/25, Callable 2/1/16 @ 100, XLCA	2,130,880
1,125,000	Skagit County Public Hospital District GO, Series B, 5.375%, 12/1/17, Callable 12/1/14 @ 100, MBIA	1,240,639
1,000,000	Snohomish County GO, 5.70%, 12/1/14, Callable 12/1/09 @ 100, MBIA	1,063,030
2,880,000	Snohomish County Limited Tax GO, 5.25%, 12/1/12, Callable 12/1/11 @ 100, MBIA	3,086,208
4,000,000	Washington State GO, Series A, 5.625%, 7/1/19, Callable 7/1/10 @ 100	4,264,000

		15,442,299

Wisconsin (0.3%):
1,000,000	Wisconsin State General Obligation Unlimited, 5.00%, 5/1/24, Callable 5/1/16 @ 100, MBIA	1,038,290

Total Municipal Bonds (Cost $242,208,476)		259,247,023

Total Investments (Cost $281,944,071) (a) -100.0%		$299,648,905

Percentages indicated are based upon net assets as of October 31, 2006.

(a)	Represents cost for financial reporting purposes and federal income tax purposes. Gross unrealized appreciation/depreciation on a tax basis is as follows:

Unrealized appreciation	$17,705,140
Unrealized depreciation	(306)

Net unrealized appreciation	$17,704,834

AMBAC – Insured by AMBAC Indemnity Corporation

FGIC – Insured by the Financial Guaranty Insurance Corporation

FSA – Insured by Financial Security Assurance

GO – General Obligation

MBIA – Insured by Municipal Bond Insurance Association

PSF – Insured by Permanent School Funding

PSF-GTD – Insured by Permanent School Funding Guarantee

XLCA – Insured by XL Capital Assurance

See notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

High Grade Short Intermediate Fixed Income Fund

Schedule of Portfolio Investments	October 31, 2006

(Unaudited)

Principal Amount	Security Description	Value
U.S. Government Agencies (61.4%):
Federal Farm Credit Bank (5.8%):
$250,000	6.30%, 8/8/07	$252,041
200,000	6.52%, 9/24/07	202,343
130,000	3.61%, 4/15/08 (d)	127,583
610,000	3.50%, 7/28/08	595,709
200,000	3.375%, 3/16/09	193,419
415,000	4.25%, 2/22/10, Callable 2/22/07 @ 100	405,890
1,000,000	4.70%, 8/11/10 (d)	984,772
400,000	5.45%, 11/2/10 (d)	398,485
500,000	5.50%, 1/3/11 (d)	498,215

		3,658,457

Federal Home Loan Bank (55.6%):
529,000	0.00%, 11/1/06	528,927
365,000	6.995%, 4/2/07	367,460
105,000	4.00%, 4/18/07	104,383
500,000	4.875%, 5/15/07	499,015
1,500,000	7.625%, 5/15/07	1,518,665
210,000	7.325%, 5/30/07	212,463
50,000	2.60%, 6/4/07 (c)	49,241
255,000	6.50%, 8/15/07	257,532
925,000	5.00%, 1/28/08	922,733
254,167	3.75%, 2/6/08 (c)	250,247
250,000	3.50%, 4/15/08	245,015
1,000,000	4.25%, 4/21/08	989,173
400,000	3.625%, 4/23/08, (c)	392,532
1,000,000	6.185%, 5/6/08	1,018,465
275,000	5.05%, 5/28/08 (c)	274,313
100,000	4.00%, 2/20/09 (c)	98,043
275,000	5.25%, 2/27/09 (c)	274,341
1,000,000	5.25%, 3/2/09, Callable 3/02/07 @ 100	999,536
5,000,000	5.50%, 5/1/09, Callable 5/1/07 @ 100	4,999,159
100,000	4.00%, 10/30/09 (c)	97,479
6,000,000	5.00%, 11/3/09, Callable 11/3/06 @ 100	6,027,365
500,000	4.375%, 2/2/10, Callable 2/2/07 @ 100	490,535
200,000	4.20%, 5/7/10	195,072
200,000	4.00%, 7/30/10, Callable 1/30/07 @ 100	193,696
160,000	4.22%, 7/30/10	155,851
200,000	4.06%, 8/6/10 (c)	193,967
1,750,000	4.125%, 8/13/10	1,707,071
1,000,000	5.125%, 11/1/10, Callable 11/1/06 @ 100	1,000,000
1,750,000	4.75%, 12/10/10	1,741,789
1,000,000	4.75%, 12/30/10	984,162
3,000,000	4.625%, 2/18/11	2,977,566
1,000,000	5.625%, 2/28/11, Callable 2/28/07 @ 100	998,945
1,700,000	4.875%, 3/11/11	1,701,647
2,700,000	5.25%, 6/10/11	2,743,786

		35,210,174

Total U.S. Government Agencies (Cost $38,788,101)		38,868,631

Corporate Bonds (18.1%):
Domestic (1.9%):
1,250,000	Comcast Corp., 5.45%, 11/15/10	1,257,468
2,000,000	Daimler Chrysler NA Holding Corp, 5.875%, 3/15/11	2,016,655

690,000	Lowe’s Companies, Inc., 5.40%, 10/15/16	689,725
1,250,000	Newell Rubbermaid, Inc., 4.00%, 5/1/10	1,199,745

		5,163,593

Financials (7.9%):
1,000,000	Countrywide Financial Corp., 4.50%, 6/15/10	973,215
525,000	General Electric Capital Corp., 5.72%, 8/22/11, Callable 1/22/09 @ 100	530,130
1,000,000	HSBC Finance Corp., 5.50%, 1/19/16	1,006,666
1,000,000	Metlife, Inc., 5.00%, 6/15/15	971,501
1,500,000	Morgan Stanley, 5.625%, 1/9/12	1,525,596

		5,007,108

Industrials (0.4%):
125,000	ConocoPhillips Canada, 5.30%, 4/15/12	125,843
160,000	Dominion Resource, Inc., 4.75%, 12/15/10	156,526

		282,369

Real Estate Investment Trusts (1.6%):
1,000,000	Simon Property Group LP, 4.875%, 3/18/10	989,040

Total Corporate Bonds (Cost $11,364,854)		11,442,110

U.S. Government Agency Mortgage-Backed Obligations (17.5%):
Federal Home Loan Mortgage Corp. (2.4%):
1,569,183	5.16%, 11/1/35	1,537,203

Federal National Mortgage Assoc. (6.1%):
672,918	5.00%, 5/1/19	663,894
1,280,404	5.50%, 8/1/19	1,283,618
1,876,198	6.50%, 6/1/36	1,913,028

		3,860,540

Freddie Mac (9.0%):
1,487,525	5.00%, 1/1/19	1,468,143
697,199	5.00%, 1/1/19	688,115
1,381,012	4.50%, 4/1/19	1,337,676
1,185,737	4.50%, 12/1/19	1,146,999
1,059,416	6.00%, 6/1/21	1,075,000

		5,715,933

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $11,001,952)		11,113,676

U.S. Treasury Notes (1.7%):
U.S. Treasury Notes (1.7%):
20,000	2.75%, 8/15/07	19,664
14,000	3.00%, 2/15/08	13,689
65,000	2.625%, 5/15/08	62,992
75,000	3.25%, 8/15/08	73,163
67,000	3.125%, 10/15/08	65,082
175,000	3.00%, 2/15/09	168,834
300,000	3.875%, 5/15/10	293,262
393,000	3.625%, 6/15/10	380,841

Total U.S. Treasury Notes (Cost $1,104,715)		1,077,527

Total Investments (Cost $62,259,622) (a)- 98.7%		$62,501,944

Percentages indicated are based upon net assets as of October 31, 2006.

(a)	Represents cost for financial reporting and federal income tax purposes. Gross unrealized appreciation/depreciation on a tax basis is as follows:

Unrealized appreciation	$373,937
Unrealized depreciation	(131,615)

Net unrealized depreciation	$(242,322)

(b)	Rate represents the effective yield at purchase.

(c)	Security continuously callable with five days notice.

(d)	Security continuously callable with seven days notice.

See notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

Tax-Free Short Intermediate Securities Fund

Schedule of Portfolio Investments	October 31, 2006

(Unaudited)

Principal Amount	Security Description	Value
Alternative Minimum Tax Paper (7.8%):
Hawaii (6.2%):
$610,000	Hawaii Airport System Revenue, Second Series, 6.90%, 7/1/12, Escrowed to Maturity, MBIA	$673,916
1,100,000	Hawaii State Harbor System Revenue, Series A, 4.00%, 1/1/07	1,100,495
2,105,000	Hawaii State Harbor System Revenue, Series A, 4.50%, 1/1/08	2,126,260

		3,900,671

Utah (1.6%):
1,000,000	Utah State Board of Regents Student Loan Revenue, Series N, 5.90%, 11/1/07, Callable 11/1/06 @ 102, AMBAC	1,021,590

Total Alternative Minimum Tax Paper (Cost $4,894,914)		4,922,261

Municipal Bonds (86.0%):
Connecticut (2.1%):
1,225,000	Connecticut State Airport Revenue, Series A, 5.25%, 10/1/14, Callable 4/1/11 @ 101, FGIC	1,303,755

Florida (2.8%):
1,695,000	Herons Glen Rec District Florida Special Assessment, 5.90%, 5/1/19, Prerefunded 5/1/09 @ 101	1,791,530

Hawaii (50.8%):
1,595,000	Hawaii County GO, Series A, 5.00%, 7/15/08, CIFG	1,633,535
1,000,000	Hawaii County GO, Series A, 5.25%, 5/15/11, Callable: 5/15/09 @ 101, FSA	1,049,730
1,000,000	Hawaii County GO, Series A, 5.375%, 5/15/13, Callable 5/15/09 @101, FSA	1,052,730
1,000,000	Hawaii State GO, Series BW, 6.40%, 3/1/09, FSA-CR	1,063,770
1,000,000	Hawaii State GO, Series CN, 6.25%, 3/1/08, FGIC	1,034,790
1,150,000	Hawaii State GO, Series CP, 5.50%, 10/1/07, FGIC	1,170,102
1,000,000	Hawaii State GO, Series CR, 5.25%, 4/1/13, Prerefunded 4/1/08 @ 101, MBIA	1,033,380
1,000,000	Hawaii State GO, Series CT, 5.25%, 9/1/07, FSA	1,013,860
1,000,000	Hawaii State GO, Series CU, 5.75%, 10/1/10, MBIA	1,079,640
1,250,000	Hawaii State GO, Series CV, 5.50%, 8/1/08, FGIC	1,291,025
1,000,000	Hawaii State GO, Series CZ, 5.25%, 7/1/12, FSA	1,084,310
5,000,000	Hawaii State GO, Series DG, 5.00%, 7/1/09, AMBAC	5,182,300
1,000,000	Hawaii State Harbor System Revenue, Series A, 4.50%, 7/1/08, AMBAC	1,016,120

750,000	Hawaii State Highway Revenue, 4.85%, 7/1/09, FSA	774,518
1,055,000	Hawaii State Housing & Community Development Revenue, Series A, 3.70%, 7/1/13, FSA	1,052,489
1,200,000	Hawaii State Housing Finance & Development Corp., Single Family Mortgage Revenue, Series B, 4.80%, 7/1/07, FNMA	1,204,656
1,810,000	Hawaii State, Series CZ, 5.25%, 7/1/15, Prerefunded 7/1/12 @ 100, FSA	1,965,497
1,150,000	Honolulu City & County Waste Water System Revenue, 5.00%, 7/1/09, FGIC	1,191,929
3,000,000	Honolulu City & County Waste Water System Revenue, 5.25%, 7/1/13, Callable 7/1/09 @ 101	3,154,020
1,000,000	Honolulu City & County Waste Water System Revenue, 5.25%, 7/1/15, Callable 7/1/09 @ 101, FGIC	1,050,300
1,000,000	Honolulu City & County Waste Water System Revenue, Series SR, 5.00%, 7/1/07, AMBAC	1,009,480
645,000	Maui County Hawaii, Series A, 4.00%, 7/1/12, MBIA	660,074
1,090,000	University of Hawaii System Revenue, Series A, 5.50%, 7/15/16, Callable 7/15/12 @ 100, FGIC	1,198,161

		31,966,416

Michigan (4.1%):
1,500,000	Michigan State Building Authority Revenue, Series II, 5.00%, 10/15/12, Prerefunded 10/15/07 @ 101	1,535,325
1,000,000	Michigan State Certificate of Participation, 5.50%, 6/1/27, Prerefunded 6/1/10 @ 100, AMBAC	1,065,640

		2,600,965

Minnesota (4.2%):
2,500,000	Minnesota State GO, 5.00%, 8/1/16, Callable 8/1/12 @ 100	2,676,025

New Jersey (1.6%):
1,000,000	New Jersey State Ceritificate of Participation, 5.00%, 6/15/09	1,031,590

New York (5.0%):
1,000,000	New York State Environmental Facilities Corp, Solid Waste Disposal Revenue, Series A, 4.45%, 7/1/17	1,011,460
1,000,000	New York State Thruway Authority Revenue, Highway & Bridge Trust Fund, Series B, 5.25%, 4/1/12, AMBAC	1,082,480
1,000,000	Port Authority New York & New Jersey, 5.00%, 8/1/14, Callable 8/1/08 @ 101, FGIC	1,028,860

		3,122,800

Pennsylvania (1.8%):
1,030,000	Philadelphia Water & Wastewater Revenue, Series B, 5.50%, 11/1/11, FGIC	1,120,197

Puerto Rico (5.5%):
1,200,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, 6.25%, 7/1/13, MBIA	1,390,632
1,450,000	Puerto Rico Commonwealth GO, 5.25%, 7/1/09, MBIA	1,517,251

500,000	Puerto Rico Commonwealth Highway & Transportation Authority Revenue, Series D, 5.75%, 7/1/41, Prerefunded 7/1/12 @ 100	557,025

		3,464,908

Texas (1.7%):
1,000,000	San Antonio Texas Electric and Gas, 5.25%, 2/1/12	1,077,170

Utah (3.2%):
1,000,000	Intermountain Power Agency Revenue, Series A, 5.25%, 7/1/10, Callable 7/1/08 @ 101, MBIA	1,036,410
1,000,000	Utah State GO, Series F, 5.00%, 7/1/12, Prerefunded 7/1/07 @ 100	1,010,000

		2,046,410

Virginia (3.2%):
2,000,000	Lynchburg, Virginia GO, 3.875%, 7/15/08, Callable 7/15/07 @ 100	2,002,440

Total Municipal Bonds (Cost $53,678,455)		54,204,206

U.S. Government Agencies (4.7%):
Federal Home Loan Bank (4.7%):
1,000,000	5.15%, 4/4/07 (b)	978,420
2,000,000	4.00%, 7/2/07	1,984,120

Total U.S. Government Agencies (Cost $2,971,225)		2,962,540

Total Investments (Cost $61,544,594) (a) - 98.5%		$62,089,007

Percentages indicated are based upon net assets as of October 31, 2006.

(a)	Represents cost for financial reporting and federal income tax purposes. Gross unrealized appreciation/depreciation on a tax basis is as follows:

Unrealized appreciation	$553,718
Unrealized depreciation	(9,305)

Net unrealized appreciation	$544,413

(b)	Rate represents the effective yield at purchase.

AMBAC – AMBAC Indemnity Corporation

CIFG – Insured by IXIS Financial Guaranty

FGIC – Insured by the Financial Guaranty Insurance Corporation

FNMA – Insured by Federal National Mortgage Association Collateral

FSA – Insured by Financial Security Assurance

GO – General Obligation

MBIA – Insured by Municipal Bond Insurance Association

See notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

U.S. Government Short Fixed Income Fund

Schedule of Portfolio Investments	October 31, 2006

(Unaudited)

Principal Amount	Security Description	Value
U.S. Government Agencies (98.3%):
Federal Farm Credit Bank (5.9%):
$7,000	5.30%, 11/1/06 (b)	$6,999
150,000	5.08%, 4/3/07 (d)	149,813
1,480,000	4.60%, 8/8/08	1,467,087
3,800,000	5.20%, 8/16/11	3,852,600

		5,476,499

Federal Home Loan Bank (92.4%):
45,000	5.17%, 11/17/06 (b)	44,892
7,000	5.235%, 12/29/06 (b)	6,941
40,000	5.125%, 2/20/07	39,959
35,000	5.00%, 3/2/07 (c)	34,942
90,000	6.20%, 10/10/07	90,469
100,000	3.02%, 11/6/07	97,948
1,830,000	5.00%, 11/23/07 (c)	1,825,537
4,000,000	5.05%, 12/14/07 (c)	3,992,148
3,950,000	5.00%, 12/17/07 (c)	3,940,093
6,375,000	5.00%, 1/28/08 (c)	6,359,375
10,000	4.00%, 2/22/08 (c)	9,873
1,500,000	4.61%, 2/28/08 (c)	1,490,930
1,000,000	5.10%, 3/6/08, Callable 9/6/08 @ 100	1,001,538
1,185,000	4.25%, 4/21/08 (c)	1,172,170
5,060,000	5.50%, 5/30/08, Callable 5/30/07 @ 100	5,065,455
8,875,000	5.00%, 1/23/09, Callable 1/23/07 @ 100	8,863,657
1,000,000	5.00%, 3/2/09 (c)	997,670
4,000,000	5.25%, 3/2/09, Callable 3/2/07 @ 100	3,998,144
7,650,000	5.50%, 5/4/09 (c)	7,648,692
8,875,000	5.625%, 5/15/09 (c)	8,876,375
9,850,000	5.25%, 8/5/09	9,956,084
1,985,000	4.85%, 2/4/11	1,985,040
3,000,000	5.85%, 2/15/11, Callable 11/15/06 @ 100	3,000,420
4,000,000	4.625%, 2/18/11	3,970,088
11,450,000	5.25%, 6/10/11	11,635,684

		86,104,124

Total U.S. Government Agencies (Cost $91,138,847)		91,580,623

U.S. Treasury Notes (0.1%):
38,000	2.25%, 2/15/07	37,697
59,000	3.125%, 5/15/07	58,415

Total U.S. Treasury Notes (Cost $96,882)		96,112

Total Investments (Cost $91,235,729) (a) - 98.4%		$91,676,735

Percentages indicated are based upon net assets as of October 31, 2006.

(a)	Represents cost for financial reporting and federal income tax purposes. Gross unrealized appreciation/depreciation on a tax basis is as follows:

Unrealized appreciation	$493,099
Unrealized depreciation	(52,093)

Net unrealized depreciation	$(441,006)

(b)	Rate represents the effective yield at purchase.

(c)	Security continuously callable with five days notice.

(d)	Security continuously callable with seven days notice.

See notes to schedules of portfolio investments.

Notes to Schedules of Portfolio Investments

1. Organization

Pacific Capital Funds (the “Trust”) was organized on October 30, 1992, and is registered under the Investment Company Act of 1940, as amended (“the 1940 Act”), as an open-end management investment company established as a Massachusetts business trust. As of October 31, 2006, the Trust currently consists of the following investment portfolios (individually, a “Fund” and collectively, the “Funds”): New Asia Growth Fund, International Stock Fund, Small Cap Fund, Mid-Cap Fund, Growth Stock Fund, Growth and Income Fund, Value Fund, High Grade Core Fixed Income Fund, Tax-Free Securities Fund, High Grade Short Intermediate Fixed Income Fund, Tax-Free Short Intermediate Securities Fund and U.S. Government Short Fixed Income Fund. The Trust is authorized to issue an unlimited number of shares without par value in four classes of shares for each Fund: Class A, Class B, Class C and Class Y. The sale of Class B Shares has been suspended since June 1, 2003 (except for reinvestment of dividends and exchanges of Class B Shares between Funds).

The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. Each class of shares has identical rights and privileges except with respect to the fees paid under distribution (12b-1) fees, voting rights on matters affecting a single class of shares, sales charges and exchange privileges. The A Shares of the New Asia Growth Fund, the International Stock Fund, the Small Cap Fund, the Mid-Cap Fund, the Growth Stock Fund, the Growth and Income Fund, and the Value Fund have a maximum sales charge on purchases of 5.25% of the purchase price; the A Shares for High Grade Core Fixed Income Fund and the Tax-Free Securities Fund have a maximum sales charge on purchases of 4.00% of the purchase price; and the A Shares for the High Grade Short Intermediate Fixed Income Fund, the Tax-Free Short Intermediate Securities Fund, and the U.S. Government Short Fixed Income Fund have a maximum sales charge on purchases of 2.25% of the purchase price. The B Shares have a contingent deferred sales charge (“CDSC”) of 5.00% as a percentage of original purchase price or sale price (whichever is less) if redeemed before the sixth anniversary of purchase, declining from 5.00% within the first year to 0% after the sixth year. The C Shares have a CDSC of 1.00% as a percentage of the original purchase price if redeemed within twelve months of purchase.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with United States generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation:

Investments in securities, the principal market for which is a securities exchange or an over-the-counter market, are valued at their latest available sale price (except for those securities that are traded on NASDAQ, which are valued at the NASDAQ official closing price) or in the absence of such a price, by reference to the latest available mean of the bid and asked quotations in the principal market in which such securities are normally traded. Investments in securities in which the principal market is not an exchange or an over-the-counter market are valued using an independent pricing service approved by the Board of Trustees. Such prices reflect fair values, which may be established through the use of electronic and matrix techniques. Short-term obligations that mature in 60 days or less are valued at amortized cost or original cost plus interest, which approximates fair value. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. The differences between costs and fair values of investments are reflected as either unrealized appreciation or depreciation.

In cases where market prices for portfolio securities are not readily available, a Pricing Committee established and appointed by the Trust’s Board of Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund. In addition, if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds’ net asset value is calculated, such securities may be valued at fair value in accordance with procedures adopted by the Board of Trustees. Management identifies possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the New Asia Growth Fund and the International Stock Fund may use a systematic valuation model provided by an independent third party to fair value their international equity securities.

Foreign Currency Transactions:

The accounting records of the Trust are maintained in U.S. dollars. Investment securities and other assets and liabilities of the New Asia Growth Fund and International Stock Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transactions.

The New Asia Growth Fund and International Stock Fund do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Reported net realized foreign currency exchange gains or losses arise from sales and maturities of portfolio securities, sales of foreign currencies, currency exchange fluctuations between the trade and settlement dates of securities transactions, and the differences between the amounts of assets and liabilities recorded and the U.S. dollar equivalents of the amounts actually received or paid. Net unrealized foreign currency appreciation or depreciation arises from changes in the values of assets and liabilities, including investments in securities, resulting from changes in currency exchange rates.

Foreign Currency Contracts:

The New Asia Growth Fund and International Stock Fund may enter into foreign currency exchange contracts to convert U.S. dollars to and from various foreign currencies. A foreign currency exchange contract is an obligation by a Fund to purchase or sell a specific foreign currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds’ foreign currency contracts might be considered spot (typically a contract of one week or less) contracts or forward (contract length over one week) contracts. Spot contracts are entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. These Funds enter into foreign currency exchange contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Funds do not enter into such contracts for the purpose of earning foreign currency gains). Foreign currency exchange contracts are adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward foreign exchange currency contract or if the value of the foreign currency changes unfavorably.

Restricted Securities:

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant of guidelines established by the Board of Trustees. Not all restricted securities are considered illiquid. At October 31, 2006, the International Stock Fund, Small Cap Fund and High Grade Core Fixed Income Fund held restricted securities representing 0.5%, 1.4% and 0.3% of net assets, respectively. The restricted securities held as of October 31, 2006 are identified below:

Issue Description	Acquisition Date	Cost($)	Shares or Principal Amount($)	Value($)
International Stock Fund:
Evraz Group SA, GDR	*	1,103,281	41,734	1,080,911
Small Cap Fund:
Castlepoint Holdings Ltd. (a)	3/27/06	2,674,000	267,400	3,075,100
DiamondRock Hospitality Co.	6/29/04	98,100	98,100	1,654,947
JER Investors Trust, Inc.	**	1,150,500	76,700	1,377,532
High Grade Core Fixed Income Fund:
FGIC Corp., 6.00%, 1/15/34	***	1,105,698	1,025,000	1,036,025

(a)	Determined to be illiquid based upon procedures approved by the Board of Trustees.

*	Purchased on various dates beginning 4/25/06.

**	Purchased on various dates beginning 8/29/05.

***	365,000 shares of this security were acquired on 5/31/05 and 660,000 shares were acquired on 7/15/05.

3. Risks

The New Asia Growth Fund and International Stock Fund invest in securities of foreign issuers in various countries. Investing on an international basis involves certain risks not involved in domestic investments, including fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. In addition, with respect to certain foreign countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could effect investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Certain foreign investments may also be subject to foreign withholding taxes.

The New Asia Growth Fund’s concentration of investments in securities of issuers located in the Far East Asia region may subject the Fund to the effects of economic and government policies within that region.

The Tax-Free Securities and the Tax-Free Short Intermediate Securities Funds’ concentration of investments in securities of issuers located in Hawaii may subject each Fund to the effects of economic and government policies within Hawaii.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pacific Capital Funds

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer

Date 12/22/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert I. Crowell
Robert I. Crowell, President

Date 12/22/06

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer

Date 12/22/06